UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York	10017-3206
(Address of principal executive offices)	(Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1.	Reports to Stockholders.

PERFORMANCE OVERVIEW AS OF JUNE 30, 2009

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years	since inception
EQUITIES
Stock Index Account	11/1/1994	–26.85%	–2.41%	–1.92%	6.22%

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org, or call 800 223-1200.

UNDERSTANDING THIS REPORT

This report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the six months ended June 30, 2009. The report contains five main sections:

•	The performance overview on the inside front cover shows the account’s returns over a variety of time periods.

•

The report to policyholders from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the account’s investment adviser, explains how economic conditions affected investment returns from U.S. stocks during the six-month period.

•	The account performance section compares the account’s return with the return of its benchmark index.

•

The summary portfolio of investments lists the industries and types of securities in which the account had investments as of June 30, 2009, and the largest individual holdings the account held on that date.

•	The financial statements provide detailed information about the operations and financial condition of the account.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

REPORT TO POLICYHOLDERS

Following historic losses in 2008, U.S. stocks posted positive returns in the first half of 2009. For the six-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, rose 4.2%.

Gains came in the second quarter, when the index surged 16.8%, rebounding from a 10.8% loss in the first three months of the year. For the ten years ended June 30, 2009, the Russell 3000 had an average annual return of –1.5%.

Stocks rise on hopes that the economy has bottomed out

During the period, U.S. stock prices were lifted by evidence that the severity of the economic downturn was beginning to ease. Nonetheless, for the second quarter of 2009, the nation’s gross domestic product was 3.9% lower than it had been a year earlier, adjusted for inflation.

The economy continued to shed jobs, but at a slower pace between April and June. Despite the welcome decline in monthly job losses, the national unemployment rate climbed to 9.5% in June, up from 7.2% at the beginning of the year.

The U.S. housing market, while still fundamentally weak, showed tentative signs of stabilizing. Home prices, housing starts and sales of existing homes fell, but not as sharply as they had during 2008.

U.S. corporate profits, a key driver of stock performance, rose 5.3% in the first quarter of 2009, although they remained weak compared with those of twelve months earlier.

These pockets of modest improvement offered hope that the worst of the downturn had passed, but they did not indicate a return to growth. The lack of economic expansion, however, kept inflation subdued.

Despite a rise in oil prices from $46 a barrel at the beginning of 2009 to $70 at the end of June, year-over-year inflation, as measured by the Consumer Price Index, fell in each of the last four months of the period. On June 30, consumer prices were 1.4% lower than they had been one year earlier.

The U.S. Federal Reserve continued efforts to stimulate the flow of credit and revive the economy. During the six-month period, the Fed kept the target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0%.

To help fund the federal government’s recovery efforts, the Fed announced plans to purchase U.S. Treasury and agency securities. The Fed also guaranteed the purchase of certain hard-to-sell securities and offered inexpensive loans to encourage private investment in them.

2    2009 Semiannual Report  ¡  TIAA Separate Account VA-1

Non-Treasury sectors drive the bond market

For the period, the Barclays Capital U.S. Aggregate Bond Index, which measures the broad U.S. investment-grade, fixed-rate bond market, returned 1.9%.

With U.S. Treasury yields low and signs that the Fed’s efforts to stabilize the credit markets were starting to pay off, fixed-income investors showed increased willingness to move money out of Treasuries and into other types of bonds. As a result, the Treasury sector of the Barclays Capital index returned –4.3%, while corporate bonds returned 8.3%. The asset-backed and commercial mortgage-backed sectors returned 15.8% and 10.4%, respectively.

Indexing remains a sound strategy

The Stock Index Account, the underlying investment of the TIAA Separate Account VA-1, uses an indexing strategy that is designed to track the overall U.S. stock market. The account’s managers create a portfolio that closely matches the overall investment characteristics of the account’s benchmark, the Russell 3000 Index.

Keeping the characteristics of the account close to those of the benchmark helps to make sure that it produces a similar return to that of the index.

While past performance is no guarantee of future results, indexing provides broad diversification, which has helped the account’s portfolio avoid concentrated losses in individual market sectors when stocks have declined and capture the market’s gains when stocks have advanced.

Generally, indexing also helps keep an account’s expenses low, so investors incur smaller losses when the portfolio’s returns are negative and receive a larger share of earnings when its returns are positive. Although lower expenses do not guarantee higher returns, the account’s annual expense charge of just 0.67% makes it an attractive choice for the cost-conscious investor.

/s/ Edward J. Grzybowski
Edward J. Grzybowski Chief Investment Officer Teachers Advisors, Inc.

TIAA Separate Account VA-1  ¡  2009 Semiannual Report    3

MORE INFORMATION FOR POLICYHOLDERS

Portfolio holdings

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The account files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of TIAA Separate Account VA-1’s holdings (called “TIAA Separate Account VA-1 Schedule of Investments”) as of the most recently completed fiscal quarter (currently for the period ended June 30, 2009) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy free of charge.

You can also obtain a complete list of the holdings in the separate account’s investment portfolio, the Stock Index Account, as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The TIAA Separate Account’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York NY 10017–3206; or by phone at 800 223-1200.

Account management

TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

4    2009 Semiannual Report  ¡  TIAA Separate Account VA-1

SPECIAL TERMS

Annuities are insurance contracts designed for retirement savings or for other long-term goals. They may offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed and will vary depending on investment returns.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or the MSCI EAFE Index, whose performance can be used as a standard by which to judge the performance of a variable annuity.*

Expense ratio is a measure of the annual amount that investors pay for the management of an annuity account. It is expressed as a percentage of the account’s average net assets and does not include front-end or back-end sales charges, if any, or trading costs.

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Portfolio turnover rate is calculated by dividing the value of securities bought or sold during the fiscal year (whichever is less) by the average value of the portfolio during that period.

Price/earnings (P/E) ratio is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Separate account of a life insurance company is an account that holds assets apart from assets held in the insurance company’s general account. A separate account may hold investments that support nonguaranteed insurance and annuity products. Separate accounts generally are registered with the SEC as investment companies.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

*	Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East. You cannot invest directly in any index.

TIAA Separate Account VA-1  ¡  2009 Semiannual Report    5

IMPORTANT INFORMATION ABOUT EXPENSES

As a TIAA Separate Account VA-1 policyholder, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, and mortality and expense risk charges.

The example that appears on the next page is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the account. It is also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

The example assumes $1,000 was invested on January 1, 2009, and held for six months until June 30, 2009.

Actual expenses

The first line in the table on page 7 uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your beginning accumulation by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other accounts and mutual funds.

6    2009 Semiannual Report  ¡  TIAA Separate Account VA-1

EXPENSE EXAMPLE

Six months ended June 30, 2009

Stock Index Account	Starting account value (1/1/09)	Ending account value (6/30/09)	Expenses paid* (1/1/09– 6/30/09)
Actual return	$1,000.00	$1,038.80	$3.39
5% annual hypothetical return	1,000.00	1,021.44	3.36

*	“Expenses paid” is based on the account’s annualized expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2009. The account’s annualized six-month expense ratio for that period was 0.67%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would be 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

TIAA Separate Account VA-1  ¡  2009 Semiannual Report    7

STOCK INDEX ACCOUNT

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The Stock Index Account returned 3.88% for the period, compared with the 4.20% return of its benchmark, the Russell 3000® Index.

Stocks surge in the second quarter

The broad-based Russell 3000 Index began 2009 having suffered its worst calendar year since the index began in 1979, but it ended the six-month period solidly in the plus column. Amid rising unemployment, depressed corporate profits and ongoing problems in the financial sector, the index dropped 10.80% in the first quarter of 2009, its sixth consecutive quarterly decline.

Financial conditions eased somewhat in the second quarter, when programs initiated by the Federal Reserve and other central banks began to stimulate the flow of credit. As a result, many investors abandoned the safety of U.S. Treasury securities for the potentially higher returns of stocks and corporate bonds, and the Russell 3000 Index soared 16.82%—its best quarterly return since 1998.

Foreign stocks, as measured by the MSCI EAFE Index, rose 7.95% for the period, after suffering steeper declines than domestic issues in 2008. For the ten years ended June 30, 2009, however, the average annual return of the Russell 3000 Index was –1.46%, versus 1.18% for the EAFE.

Tech stocks drive the benchmark

Eight of the benchmark’s twelve industry sectors recorded positive returns for the period, with three posting double-digit gains. The advance was primarily driven by the 26.9% surge of the benchmark’s largest sector—technology—which made up more than one-sixth of the index on June 30, 2009. The “other energy” and materials and processing sectors rose 18.0% and 11.9%, respectively.

The ongoing uncertainty in the markets was demonstrated by declines in the integrated oils sector, which dropped 11.1%, and in financials, down 4.0%.

Largest stocks generally decline

Although the Russell 3000 Index scored positive results for the six months, four of its five largest stocks lost ground. Only Microsoft, benefiting from the rally in tech stocks, gained; it rose 24.6%. In descending order according to market capitalization, the other four stocks performed as follows: Exxon Mobil, –10.1%; Johnson & Johnson, –2.3%; Procter & Gamble, –15.1%; and AT&T, –9.3%.

For the period, the account’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The account had a risk profile similar to that of its benchmark.

8    2009 Semiannual Report  ¡  TIAA Separate Account VA-1

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, index risk, large-cap risk and small-cap/mid-cap risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return
	6 months	1 year	5 years	10 years
Stock Index Account	3.88%	–26.85%	–2.41%	–1.92%
Russell 3000 Index	4.20	–26.56	–1.84	–1.46

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

ACCOUNT PROFILE

Inception date	11/1/1994	Weighted median market capitalization	$24.2 billion
Net assets	$564.07 million	P/E ratio (weighted 12-month trailing average)	18.4
Total annual expense ratio*	0.67%

*	Effective August 1, 2009, Teachers Advisors Inc., reduced a portion of the account’s voluntary waiver related to its investment advisory fee. As a result, the total annual expense ratio for the account is now 0.75%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would be 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

TIAA Separate Account VA-1  ¡  2009 Semiannual Report    9

STOCK INDEX ACCOUNT

An investment of $10,000 in this account on June 30, 1999, would be worth $8,240 at the end of the period, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1999

*	For the six months ended June 30, 2009

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	60.58
$4 billion–$15 billion	19.46
Under $4 billion	19.96

Total	100.00

10    2009 Semiannual Report  ¡  TIAA Separate Account VA-1

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

STOCK INDEX ACCOUNT  ■  JUNE 30, 2009

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$31	0.01%

AGRICULTURAL PRODUCTION-LIVESTOCK			45	0.01

AGRICULTURAL SERVICES			18	0.00	**

AMUSEMENT AND RECREATION SERVICES
106,524		Walt Disney Co	2,486	0.44
		Other	914	0.16

			3,400	0.60

APPAREL AND ACCESSORY STORES			3,383	0.60

APPAREL AND OTHER TEXTILE PRODUCTS			2,005	0.36

AUTO REPAIR, SERVICES AND PARKING			327	0.06

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,299	0.23

BUILDING MATERIALS AND GARDEN SUPPLIES
96,427		Home Depot, Inc	2,278	0.40
		Other	1,905	0.34

			4,183	0.74

BUSINESS SERVICES
13,698	*	Google, Inc (Class A)	5,775	1.03
441,205		Microsoft Corp	10,488	1.86
219,100		Oracle Corp	4,693	0.83
		Other	23,873	4.23

			44,829	7.95

CHEMICALS AND ALLIED PRODUCTS
88,163		Abbott Laboratories	4,147	0.74
58,133	*	Amgen, Inc	3,078	0.55
112,885		Bristol-Myers Squibb Co	2,293	0.41
28,718		Colgate-Palmolive Co	2,032	0.36
57,554		Eli Lilly & Co	1,994	0.35
52,073	*	Gilead Sciences, Inc	2,439	0.43
157,872		Johnson & Johnson	8,968	1.59
120,988		Merck & Co, Inc	3,383	0.60
31,310		Monsanto Co	2,328	0.41
385,260		Pfizer, Inc	5,780	1.03
166,949		Procter & Gamble Co	8,530	1.51
93,262		Schering-Plough Corp	2,343	0.42
76,096		Wyeth	3,454	0.61
		Other	20,051	3.55

			70,820	12.56

COAL MINING			1,191	0.21

See notes to financial statements	TIAA Separate Account VA-1 ■ 2009 Semiannual Report	11

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX ACCOUNT  ■  JUNE 30, 2009

Shares		Company	Value (000)	% of net assets

COMMUNICATIONS
337,984		AT&T, Inc	$8,397	1.49%
163,274		Comcast Corp (Class A)	2,367	0.42
162,713		Verizon Communications, Inc	5,001	0.89
		Other	9,783	1.73

			25,548	4.53

DEPOSITORY INSTITUTIONS
437,654		Bank of America Corp	5,777	1.03
68,164		Bank of New York Mellon Corp	1,998	0.35
214,891		JPMorgan Chase & Co	7,329	1.30
272,025		Wells Fargo & Co	6,599	1.17
		Other	14,831	2.63

			36,534	6.48

EATING AND DRINKING PLACES
63,300		McDonald’s Corp	3,640	0.65
		Other	3,066	0.54

			6,706	1.19

EDUCATIONAL SERVICES			1,423	0.25

ELECTRIC, GAS, AND SANITARY SERVICES			26,568	4.71

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
51,009	*	Apple Computer, Inc	7,264	1.29
330,318	*	Cisco Systems, Inc	6,156	1.09
604,867		General Electric Co	7,088	1.26
319,958		Intel Corp	5,294	0.94
94,391		Qualcomm, Inc	4,265	0.76
		Other	15,934	2.82

			46,001	8.16

ENGINEERING AND MANAGEMENT SERVICES			5,604	0.99

FABRICATED METAL PRODUCTS			3,220	0.57

FISHING, HUNTING, AND TRAPPING			4	0.00	**

FOOD AND KINDRED PRODUCTS
132,719		Coca-Cola Co	6,369	1.13
83,780		Kraft Foods, Inc (Class A)	2,123	0.38
89,319		PepsiCo, Inc	4,909	0.87
		Other	9,334	1.65

			22,735	4.03

FOOD STORES			1,889	0.33

FORESTRY			537	0.10

FURNITURE AND FIXTURES			730	0.13

FURNITURE AND HOME FURNISHINGS STORES			1,534	0.27

GENERAL BUILDING CONTRACTORS			1,118	0.20

12	2009 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX ACCOUNT  ■  JUNE 30, 2009

Shares	Company	Value (000)	% of net assets

GENERAL MERCHANDISE STORES
126,647	Wal-Mart Stores, Inc	$6,134	1.09%
	Other	5,073	0.90

		11,207	1.99

HEALTH SERVICES		6,879	1.22

HEAVY CONSTRUCTION, EXCEPT BUILDING		195	0.03

HOLDING AND OTHER INVESTMENT OFFICES
54,577	iShares Russell 3000 Index Fund	2,939	0.52
	Other	10,166	1.80

		13,105	2.32

HOTELS AND OTHER LODGING PLACES		1,339	0.24

INDUSTRIAL MACHINERY AND EQUIPMENT
136,999	Hewlett-Packard Co	5,296	0.94
75,708	International Business Machines Corp	7,906	1.40
	Other	16,794	2.98

		29,996	5.32

INSTRUMENTS AND RELATED PRODUCTS
63,809	Medtronic, Inc	2,225	0.40
	Other	18,172	3.22

		20,397	3.62

INSURANCE AGENTS, BROKERS AND SERVICE		1,798	0.32

INSURANCE CARRIERS		18,485	3.28

JUSTICE, PUBLIC ORDER AND SAFETY		182	0.03

LEATHER AND LEATHER PRODUCTS		705	0.12

LEGAL SERVICES		177	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT		21	0.00	**

LUMBER AND WOOD PRODUCTS		104	0.02

METAL MINING		3,049	0.54

MISCELLANEOUS MANUFACTURING INDUSTRIES		800	0.14

MISCELLANEOUS RETAIL
82,956	CVS Corp	2,645	0.47
	Other	5,967	1.06

		8,612	1.53

MOTION PICTURES		3,724	0.66

NONDEPOSITORY INSTITUTIONS		3,478	0.62

NONMETALLIC MINERALS, EXCEPT FUELS		429	0.08

OIL AND GAS EXTRACTION
46,581	Occidental Petroleum Corp	3,066	0.55
68,216	Schlumberger Ltd	3,692	0.65
	Other	17,997	3.19

		24,755	4.39

See notes to financial statements	TIAA Separate Account VA-1 ■ 2009 Semiannual Report	13

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX ACCOUNT  ■  JUNE 30, 2009

Shares		Company		Value (000)	% of net assets

PAPER AND ALLIED PRODUCTS				$2,573	0.46%

PERSONAL SERVICES				858	0.15

PETROLEUM AND COAL PRODUCTS
114,848		Chevron Corp		7,609	1.35
84,988		ConocoPhillips		3,575	0.63
279,357	c	Exxon Mobil Corp		19,529	3.46
		Other		3,870	0.69

				34,583	6.13

PIPELINES, EXCEPT NATURAL GAS				620	0.11

PRIMARY METAL INDUSTRIES				5,059	0.90

PRINTING AND PUBLISHING				1,721	0.31

RAILROAD TRANSPORTATION				4,313	0.76

REAL ESTATE				460	0.08

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				838	0.15

SECURITY AND COMMODITY BROKERS
28,769		Goldman Sachs Group, Inc		4,243	0.75
72,650		Morgan Stanley		2,072	0.37
		Other		7,826	1.39

				14,141	2.51

SOCIAL SERVICES				31	0.00	**

SPECIAL TRADE CONTRACTORS				537	0.10

STONE, CLAY, AND GLASS PRODUCTS
39,879		3M Co		2,397	0.43
		Other		808	0.14

				3,205	0.57

TEXTILE MILL PRODUCTS				164	0.03

TOBACCO PRODUCTS
112,450		Philip Morris International, Inc		4,906	0.87
		Other		2,957	0.52

				7,863	1.39

TRANSPORTATION BY AIR				2,095	0.36

TRANSPORTATION EQUIPMENT
48,034		United Technologies Corp		2,495	0.44
		Other		10,057	1.78

				12,552	2.22

TRANSPORTATION SERVICES				1,168	0.21

TRUCKING AND WAREHOUSING				2,611	0.46

WATER TRANSPORTATION				1,397	0.25

WHOLESALE TRADE-DURABLE GOODS				2,162	0.38

WHOLESALE TRADE-NONDURABLE GOODS				3,521	0.62

	TOTAL COMMON STOCKS		(Cost $579,080)	563,591	99.92

14	2009 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

STOCK INDEX ACCOUNT  ■  JUNE 30, 2009

Principal	Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			$52	0.01%
U.S. TREASURY BILLS			80	0.01

	TOTAL SHORT-TERM INVESTMENTS	(Cost $132)	132	0.02

	TOTAL PORTFOLIO	(Cost $579,212)	563,723	99.94
	OTHER ASSET & LIABILITIES, NET		347	0.06

	NET ASSETS		$564,070	100.00%

*	Non-income producing.
**	Percentage represents less than 0.01%.
c	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open future contracts in the amount of $9,018.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentration.

See notes to financial statements	TIAA Separate Account VA-1 ■ 2009 Semiannual Report	15

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1  ■  JUNE 30, 2009

(amounts in thousands, except accumulation units outstanding and accumulation unit value)	Stock Index Account

ASSETS
Investments, at cost	$579,212
Net unrealized appreciation (depreciation) of investments	(15,489)
Portfolio investments, at value	563,723
Cash	654
Receivable from securities sold	8,768
Other	755
Total assets	573,900

LIABILITIES
Amount due to investment adviser	185
Payable for securities purchased	9,644
Other	1
Total liabilities	9,830

NET ASSETS:
Accumulation Fund	$564,070

Accumulation units outstanding	9,087,434

Accumulation unit value	$62.07

16	2009 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

STATEMENT OF OPERATIONS (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE PERIOD ENDED JUNE 30, 2009

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Interest	$2
Dividends	6,473
Total income	6,475

EXPENSES
Administrative	521
Investment Advisory	782
Mortality and expense risk charges	1,042
Total expenses before waiver	2,345
Investment advisory charges waived	(599)
Net expenses	1,746

Investment income — net	4,729

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) on:
Portfolio investments	(16,813)
Futures transactions	488
Net realized (loss) on total investments	(16,325)
Net change in unrealized appreciation (depreciation) on:
Portfolio investments	29,886
Futures transactions	(2)
Net change in unrealized appreciation (depreciation) on total investments	29,884
Net realized and unrealized gain on total investments	13,559
Net increase (decrease) in net assets resulting from operations	$18,288

See notes to financial statements	TIAA Separate Account VA-1 ■ 2009 Semiannual Report	17

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE PERIOD OR YEAR ENDED

	Stock Index Account
(amounts in thousands)	June 30, 2009	December 31, 2008
	(unaudited)

FROM OPERATIONS
Net investment income	$4,729	$12,547
Net realized gain (loss) on total investments	(16,325)	10,275
Net change in unrealized appreciation (depreciation) on total investments	29,884	(377,620)
Net increase (decrease) in net assets resulting from operations	18,288	(354,798)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	3,904	15,488
Net transfers from (to) TIAA	(7,946)	(43,279)
Withdrawals and death benefits	(17,114)	(39,765)
Net increase (decrease) in net assets resulting from contractowners transactions	(21,156)	(67,556)

Net increase (decrease) in net assets	(2,868)	(422,354)

NET ASSETS
Beginning of period	566,938	989,292
End of period	$564,070	$566,938

ACCUMULATION UNITS
Credited for premiums	68	200
Cancelled for transfers, and disbursements	(469)	(1,057)

Outstanding:
Beginning of period	9,488	10,345
End of period	9,087	9,488

18	2009 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

FINANCIAL HIGHLIGHTS

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE PERIOD OR YEAR ENDED

	Stock Index Account
	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$0.675		$1.758	$1.750	$1.568	$1.378	$1.359
Expenses	0.170		0.484	0.575	0.584	0.519	0.468
Net investment income	0.505		1.274	1.175	0.984	0.859	0.891
Net realized and unrealized gain (loss) on total investments	1.812		(37.166)	2.979	10.909	3.222	6.727
Net change in accumulation unit value	2.317		(35.892)	4.154	11.893	4.081	7.618
Accumulation unit value:
Beginning of period	59.754		95.646	91.492	79.599	75.518	67.900
End of period	$62.071		$59.754	$95.646	$91.492	$79.599	$75.518

TOTAL RETURN*	3.88%	(b)	(37.53% )	4.54%	14.94%	5.40%	11.22%

RATIOS TO AVERAGE NET ASSETS
Ratio of expense to average net assets before expense waiver	0.90%	(a)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expense to average net assets after expense waiver	0.67%	(a)	0.67%	0.67%	0.67%	0.67%	0.67%
Ratio of net investment income to average net assets	1.82%	(a)	1.58%	1.19%	1.13%	1.12%	1.28%

SUPPLEMENTAL DATA
Portfolio turnover rate	4%	(b)	7%	6%	7%	6%	5%
Accumulation units outstanding at end of period†	9,087		9,488	10,345	10,882	11,598	12,123
Net assets at end of period†	$564,070		$566,938	$989,292	$996,044	$923,201	$915,478

*	Based on per accumulation data.

(a)	Annualized for periods of less than one year.

(b)	Not annualized for periods less than one year.

†	Thousands.

See notes to financial statements	TIAA Separate Account VA-1 ■ 2009 Semiannual Report	19

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events through August 24, 2009. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of investments: The Account’s investments are valued at fair value utilizing various valuation methods approved by the Management Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-Traded Equity Securities, Common & Preferred stock—Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign

20	2009 Semiannual Report ■ TIAA Separate Account VA-1

continued

investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Management Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt Securities—Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments—Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies—These investments are valued at their net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts— Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Management Committee.

The following is a summary of the inputs used to value the Account’s investments as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$563,591,425	$—	$—	$563,591,425
Futures Contracts*	(2,104)	—	—	(2,104)
Short-term Investments	—	131,964	—	131,964
Total	$563,589,321	$131,964	$—	$563,721,285

*	Futures contracts are derivatives instruments not reflected in the portfolio of investments. They are valued at the unrealized appreciation (depreciation) on the instrument.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and

TIAA Separate Account VA-1 ■ 2009 Semiannual Report	21

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are based upon the specific identification method.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Cash: The Account holds cash with the custodian. The Account is charged a fee for overdrafts.

Securities lending: The Account may lend portfolio securities to qualified financial institutions to earn additional income.

Lending the Account’s securities exposes the Account to counterparty and cash collateral investment risks. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least 102% of the market value of the securities loaned, subject to daily market fluctuations.

Securities lending income is reflected separately on the Statement of Operations. The value of the loaned securities, the value of the securities purchased with cash collateral, and the liability to return cash collateral received are reflected on the Statement of Assets and Liabilities. As of June 30, 2009, there were no securities out on loan.

Futures contracts: The Account is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Account may use futures contracts to manage exposure to the equity and credit markets or for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

22	2009 Semiannual Report ■ TIAA Separate Account VA-1

continued

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Federal income taxes: VA-1 is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no material federal income tax liability.

There are no unrecognized tax benefits in the accompanying financial statements. The Account is no longer subject to income tax examinations by tax authorities for years before 2005.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the Managers and Officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be remote.

Note 2—investment advisory fees and other transactions with affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”), also a wholly owned subsidiary of TIAA, which is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”). The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the net assets of the Account. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio should never exceed 1.50% per year.

TIAA Separate Account VA-1 ■ 2009 Semiannual Report	23

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	concluded

The Managers of the Account, all of whom are independent, receive remuneration for their services, plus travel and other expenses incurred in attending Committee meetings. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers also participate in a long-term compensation plan. Amounts deferred may be invested notionally in certain TIAA-CREF products selected by the managers. TIAA oversees the administration and recordkeeping of these deferred compensation plans on behalf of the Account.

Note 3—investments

At June 30, 2009, net unrealized depreciation based on aggregate cost of portfolio investments was $(15,488,210), consisting of gross unrealized appreciation of $144,794,756 and gross unrealized depreciation of $(160,282,966).

Purchases and sales of portfolio securities, excluding short-term government securities and money market instruments, for the six months ended June 30, 2009, were $19,997,887 and $34,683,056, respectively.

At June 30, 2009, the Account held open futures contracts as follows:

Future	Number of Open Contracts	Fair Value	Expiration Date	Unrealized Gain/(Loss)
E-mini S&P 500 Index	2	$91,550	Sept 2009	$(2,104)

Note 4—line of credit

The Account participates in a $750 million unsecured revolving credit facility dated June 30, 2009 that can be used for temporary purposes, including, without limitation of, the funding of contractowner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating account. Interest associated with any borrowing under the facility is charged to the borrowing Account at rates that are based on a specified rate of interest. The Account is not liable for borrowings under the facility by affiliated accounts or mutual funds. For the period ended June 30, 2009, there were no borrowings under this credit facility by the Account.

Note 5—subsequent event

Effective August 1, 2009, Advisors’ voluntary investment advisory fee waiver on the Account will be reduced from 0.23% to 0.15%. Currently, the annual investment advisory charge rate is 0.30% of the net assets of the Account. The daily deduction will change from 0.07% to 0.15% of the net assets.

24	2009 Semiannual Report ■ TIAA Separate Account VA-1

MANAGEMENT COMMITTEE APPROVAL OF

INVESTMENT MANAGEMENT AGREEMENT

Among its other duties, the Management Committee (the “Committee”) of the TIAA Separate Account VA-1 (“the Separate Account”) is responsible for determining annually whether to renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Separate Account. Under the Agreement, TAI is responsible for providing investment management services to the Separate Account.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) provides that, after an initial period, the Agreement will remain in effect only if the Committee, including a majority of those Committee members who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act (“Members”), annually renews that Agreement. All of the Members are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Committee held a meeting on April 1, 2009, at which it considered the annual review and renewal of the Agreement using its previously-established process. As part of this process, the Committee delegated certain duties to its Operations Committee. Among these duties, the Operations Committee works with management and legal counsel to the Members to develop additional guidelines and specific requests relating to the types of information to be provided to all Members in connection with the proposed contract renewal, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to April 1, 2009, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Members and legal counsel to the Members and to legal counsel to management, and then evaluated the information produced in accordance with those guidelines.

Among other matters, the Operations Committee followed guidelines regarding reports to be provided to all Members with respect to the Separate Account by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their annual advisory contract renewal processes.

As a result of instructions by the Operations Committee on behalf of the Members, Lipper produced, among other information, extensive performance and expense comparison data regarding the Separate Account, including data relating to its management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data against a universe of investment companies and against a more selective peer group of mutual funds underlying variable insurance products with similar investment objectives and strategies, and, in the case of investment performance data, against one or more appropriate broad-based

TIAA Separate Account VA-1 ■ 2009 Semiannual Report	25

MANAGEMENT COMMITTEE APPROVAL OF

INVESTMENT MANAGEMENT AGREEMENT

benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Committee satisfy its duties under Section 15 of the 1940 Act.

Among other matters, the Operations Committee also utilized a framework of factors that could be considered by the Members in order to evaluate the reasonableness of any profits earned by TAI with respect to its services to the Separate Account pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Members could, and likely would, give different weight to different factors when evaluating the profits, if any, realized by TAI.

In advance of the Committee meeting held on April 1, 2009, independent legal counsel for the Members on behalf of the Committee requested, and TAI provided, extensive information that was designed to assist the Committee in its consideration of whether to renew the Agreement. In addition to the data provided by Lipper described above, this information included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the Separate Account’s performance relative to its applicable benchmarks and peer groups, together with an explanation of any special events that had a material impact on performance during the prior year; (2) a description of any fee waiver or expense reimbursement arrangements that were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the fees set forth in the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued to TAI or its affiliates due to their relationship with the Separate Account aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, disaster recovery plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Separate Account; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Separate Account and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented to the Members’ counsel only); and (9) proposed narrative explanations of reasons why the Committee should renew the Agreement.

In considering whether to renew the Agreement, the Committee, with assistance from its Operations Committee, reviewed various factors, including: (1) the nature, extent and quality of services provided by TAI to the Separate Account; (2) the

26	2009 Semiannual Report ■ TIAA Separate Account VA-1

continued

investment performance of the Separate Account; (3) the costs of the services provided to the Separate Account and the profits (if any) realized by TAI and its affiliates from their relationship with the Separate Account; (4) the extent to which economies of scale have been realized if the Separate Account’s assets have increased; (5) whether the fee schedule set forth in the Agreement and any applicable waiver reflects any such economies of scale for the benefit of Separate Account investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Separate Account. As a general matter, the Members viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreements.

In reaching its decisions regarding the renewal of the Separate Account’s Agreement, the Committee took into account the information described above, other information provided to the Committee in connection with this process, and relevant information provided to the Committee on an ongoing basis in connection with its general oversight duties. In addition, the Committee received and considered information from K&L Gates LLP, its independent legal counsel, as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities. In deciding whether to renew the Agreement, each Member may have accorded different weight to different factors and, thus, each Member may have had a different basis for his or her ultimate decision to vote to renew the Agreement.

At its meeting on April 1, 2009, the Committee voted unanimously to renew the Agreement. Set forth below are the general factors the Committee considered, followed by an outline of the specific factors the Committee considered.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Committee considered that TAI is an experienced investment adviser that has managed the Separate Account since its operations commenced. The investment professionals at TAI also have managed various mutual funds in the TIAA-CREF Funds and TIAA-CREF Life Funds. Additionally, an affiliate of TAI, TIAA-CREF Investment Management, LLC, manages the accounts of the College Retirement Equities Fund (“CREF”). Under the Agreement, TAI is responsible for: managing the assets of the Separate Account, including conducting research, recommending investments and placing orders to buy and sell securities for the Account’s investment portfolio; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; and reporting on the investment performance of the Separate Account to the Committee on a regular basis. The Committee considered that TAI has carried out these responsibilities in a professional manner.

The Committee also considered, among other factors, the performance of the Separate Account as discussed below. In the course of its review of the quality of

TIAA Separate Account VA-1 ■ 2009 Semiannual Report	27

MANAGEMENT COMMITTEE APPROVAL OF

INVESTMENT MANAGEMENT AGREEMENT

TAI’s services, the Committee concluded that the Separate Account’s investment performance was reasonable when compared with its benchmark and peer groups of mutual funds that underlie variable insurance products.

In addition, the Committee considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including improvements in services provided by those firms or outsourcing efforts to other firms.

INVESTMENT PERFORMANCE

The Committee considered the investment performance of the Separate Account for one, two-, three-, four-, five- and ten-year periods. The Committee also considered its performance as compared to its peer groups and benchmark index. In this regard, the Committee considered that the financial markets had seen unprecedented decreases during the year that had adversely impacted the Separate Account’s performance. However, despite these circumstances, the Account’s performance compared favorably to its benchmark (after considering the effect of expenses incurred to operate the Separate Account) and ranked in the top three performance quintiles versus its peer groups of mutual funds that underlie variable insurance products. (For additional details regarding the Separate Account’s performance, see the synopsis below.) Thus, the Committee concluded that, under the totality of circumstances considered, the Separate Account’s investment performance was reasonable. In addition, the Committee considered its ongoing review of best execution and portfolio turnover practices of TAI to assess whether those practices continue to be in the best interests of the Separate Account.

COST AND PROFITABILITY

The Committee considered financial and profitability data relating to TAI for the calendar year 2008. The Committee considered profit calculations both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of the Separate Account’s contracts. The Committee considered that TAI has consistently incurred losses based on its services to the Separate Account under the Agreement, but that with the reduction in TAI’s voluntary waiver of the Separate Account’s advisory fee beginning August 1, 2009, TAI might eventually make a profit on the service provided to the Account. Among other considerations, the Committee acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Separate Account. In this connection, the Committee noted its ongoing review of the level of personnel and other resources available to portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

28	2009 Semiannual Report ■ TIAA Separate Account VA-1

continued

FEES CHARGED BY OTHER ADVISERS

The Committee considered information regarding fees paid to other advisers for managing similar funds that underlie variable insurance products, as analyzed by Lipper. The Committee determined that the management fee rate charged to the Separate Account under the Agreement is lower than the management fee rates charged by many or most comparable mutual funds that underlie variable insurance products. Based on all factors considered, the Committee determined that the fee rate under the Agreement was reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

ECONOMIES OF SCALE

The Committee considered whether TAI has or would experience economies of scale in connection with its services to the Separate Account. In this connection, the Committee considered that TAI had incurred operating losses with respect to its services provided to the Separate Account in 2008, and that the Account had generally lost assets during the year due to the drop in the financial markets. With respect to the current fee rate, the Committee also considered whether the addition of fee “breakpoints” (under which additional assets in the Separate Account would be assessed lower fee rates) would have a material effect on overall fee rates. The Committee determined that the current fee rate at the current asset level already was low compared to peer groups of mutual funds that underlie variable insurance products, and would remain low even with the reduction in TAI’s voluntary waiver. Thus, the Committee determined that the Separate Account’s fee schedule was reasonable in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Committee considered that TAI provides similar investment management services to other affiliated investment companies. In addition, TAI manages large institutional client assets through unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Committee considered the schedule of fees for each of these funds. The Committee also considered TAI’s representation that, while management fee rates may differ for comparable funds, this is due in part to the fact that some of the comparable funds are offered through products that charge additional fees to its investors. The Committee considered TAI’s representation that because the comparable funds target different types of investors and use different distribution channels, these factors justify different pricing schedules.

OTHER BENEFITS

The Committee also considered additional benefits to the Separate Account and to TAI and its affiliates arising from the Agreement. For example, TAI continues to

TIAA Separate Account VA-1 ■ 2009 Semiannual Report	29

MANAGEMENT COMMITTEE APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT	concluded

be willing to waive fees to the Separate Account. In addition, TAI and its affiliates may benefit from the advisory relationship with the Separate Account to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain other funds managed by TAI or its affiliates may be managed in the same manner and by the same personnel, thus resulting in the possibility for certain benefits like economies of scale. Additionally, the Separate Account may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

CERTAIN SPECIFIC FACTORS CONSIDERED BY THE COMMITTEE

The Members considered the following specific factors (among others) during their determination to renew the Agreement. In the following discussion, if the Separate Account is referred to as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Lipper. All periods referenced below end as of December 31, 2008. Under the Morningstar rating system, 5 stars is the highest rating category and 1 star is the lowest rating category.

•	The Separate Account’s contractual management fee is 0.30% of average daily net assets. The Separate Account’s actual management fee, after waivers, effective August 1, 2009, is 0.15%.
•

The Separate Account’s actual management fees were in the 2nd quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”). Total expenses ranked in the 5th and 4th quintile of the Expense Group and Expense Universe, respectively.

•	For the one-year period, the Separate Account was in the 2nd quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Performance Universe”).
•	The Separate Account was in the 3rd quintile of its Performance Universe for the two-, three-, four- and five-year periods.
•	The Separate Account received an Overall Morningstar Rating of 3 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Separate Account for the one-year period.

Based primarily on the foregoing factors and considerations, the Committee renewed the Agreement.

30	2009` Semiannual Report ■ TIAA Separate Account VA-1

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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC, member, FINRA/SIPC. TIAA-CREF Individual & Institutional Services, LLC and Teachers Personal Investors Services, Inc., member, FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Co., New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2009 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

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C45092	A10938 (8/09)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2009

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.92%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
2,584	*	Chiquita Brands International, Inc	$26
149		Griffin Land & Nurseries, Inc (Class A)	5

		TOTAL AGRICULTURAL PRODUCTION-CROPS	31

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
803		Cal-Maine Foods, Inc	20
22		Seaboard Corp	25

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	45

AGRICULTURAL SERVICES - 0.00%**
727	*	Cadiz, Inc	7
555		Calavo Growers, Inc	11

		TOTAL AGRICULTURAL SERVICES	18

AMUSEMENT AND RECREATION SERVICES - 0.60%
3,231	*	Bally Technologies, Inc	97
433		Churchill Downs, Inc	15
978		Dover Downs Gaming & Entertainment, Inc	5
18,161	*	Electronic Arts, Inc	394
1,772		International Speedway Corp (Class A)	45
2,155	*	Life Time Fitness, Inc	43
4,424	*	Live Nation, Inc	21
1,276	*	Multimedia Games, Inc	6
3,623	*	Penn National Gaming, Inc	105
3,407	*	Pinnacle Entertainment, Inc	32
819		Speedway Motorsports, Inc	11
2,163	*	Ticketmaster	14
1,000	*	Town Sports International Holdings, Inc	4
106,524		Walt Disney Co	2,486
2,602	*	Warner Music Group Corp	15
2,631	*	WMS Industries, Inc	83
1,461		World Wrestling Entertainment, Inc (Class A)	18
1,694	*	Youbet.com, Inc	6

		TOTAL AMUSEMENT AND RECREATION SERVICES	3,400

APPAREL AND ACCESSORY STORES - 0.60%
5,074		Abercrombie & Fitch Co (Class A)	129
3,747	*	Aeropostale, Inc	128
2,117	*	American Apparel, Inc	8
9,979		American Eagle Outfitters, Inc	141
3,358	*	AnnTaylor Stores Corp	27
1,533		Bebe Stores, Inc	11
2,844		Brown Shoe Co, Inc	21
1,313		Buckle, Inc	42
3,338	*	Carter’s, Inc	82
1,800		Cato Corp (Class A)	31
1,406	*	Charlotte Russe Holding, Inc	18
6,864	*	Charming Shoppes, Inc	26
10,387	*	Chico’s FAS, Inc	101
1,410	*	Children’s Place Retail Stores, Inc	37
2,493		Christopher & Banks Corp	17
836	*	Citi Trends, Inc	22
3,907	*	Collective Brands, Inc	57
238	*	Destination Maternity Corp	4
2,718	*	Dress Barn, Inc	39
1,051	*	DSW, Inc (Class A)	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,083		Finish Line, Inc (Class A)	$15
9,029		Foot Locker, Inc	95
27,548		Gap, Inc	452
5,429	*	Hanesbrands, Inc	81
2,222	*	Hot Topic, Inc	16
2,758	*	J Crew Group, Inc	75
1,141	*	JOS A Bank Clothiers, Inc	39
17,392	*	Kohl’s Corp	745
14,643		Limited Brands, Inc	175
888	*	New York & Co, Inc	3
9,524		Nordstrom, Inc	189
4,283	*	Pacific Sunwear Of California, Inc	14
7,285		Ross Stores, Inc	281
517	*	Shoe Carnival, Inc	6
2,332		Stage Stores, Inc	26
1,200		Talbots, Inc	6
1,080	*	Tween Brands, Inc	7
1,963	*	Under Armour, Inc (Class A)	44
7,098	*	Urban Outfitters, Inc	148
5,043	*	Wet Seal, Inc (Class A)	15

		TOTAL APPAREL AND ACCESSORY STORES	3,383

APPAREL AND OTHER TEXTILE PRODUCTS - 0.36%
762		Columbia Sportswear Co	24
811	*	G-III Apparel Group Ltd	9
3,453		Guess ?, Inc	89
1,699	*	Gymboree Corp	60
5,065		Jones Apparel Group, Inc	54
5,941		Liz Claiborne, Inc	17
2,204	*	Lululemon Athletica, Inc	29
1,392	*	Maidenform Brands, Inc	16
20,345		Nike, Inc (Class B)	1,054
3,068		Phillips-Van Heusen Corp	88
3,241		Polo Ralph Lauren Corp (Class A)	174
7,612	*	Quiksilver, Inc	14
1,435	*	True Religion Apparel, Inc	32
4,795		VF Corp	265
2,470	*	Warnaco Group, Inc	80

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,005

AUTO REPAIR, SERVICES AND PARKING - 0.06%
607	*	Amerco, Inc	23
1,436	*	Dollar Thrifty Automotive Group, Inc	20
10,831	*	Hertz Global Holdings, Inc	87
1,073	*	Midas, Inc	11
873		Monro Muffler, Inc	22
3,326		Ryder System, Inc	93
672	*	Standard Parking Corp	11
2,361	*	Wright Express Corp	60

		TOTAL AUTO REPAIR, SERVICES AND PARKING	327

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.23%
5,309		Advance Auto Parts	220
580	*	America’s Car-Mart, Inc	12
1,889		Asbury Automotive Group, Inc	19
4,274	*	Autonation, Inc	74
1,899	*	Autozone, Inc	287
12,774	*	Carmax, Inc	188
3,576	*	Copart, Inc	124
832	*	Lithia Motors, Inc (Class A)	8
7,596	*	O’Reilly Automotive, Inc	288
2,259		Penske Auto Group, Inc	38
2,119	*	Rush Enterprises, Inc (Class A)	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,546		Sonic Automotive, Inc (Class A)	$16

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,299

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.74%
967	*	Builders FirstSource, Inc	4
7,708		Fastenal Co	256
96,427		Home Depot, Inc	2,278
84,087		Lowe’s Cos, Inc	1,632
809	*	Lumber Liquidators, Inc	13

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	4,183

BUSINESS SERVICES - 7.95%
22,705	*	3Com Corp	107
813	*	3D Systems Corp	6
2,635		Aaron Rents, Inc	79
2,600		ABM Industries, Inc	47
1,804	*	Acacia Research (Acacia Technologies)	14
1,645	*	ACI Worldwide, Inc	23
2,280	*	ActivIdentity Corp	6
32,330	*	Activision Blizzard, Inc	408
3,273	*	Actuate Corp	16
3,887		Acxiom Corp	34
1,359		Administaff, Inc	32
30,054	*	Adobe Systems, Inc	851
828	*	Advent Software, Inc	27
5,343	*	Affiliated Computer Services, Inc (Class A)	237
2,801		Aircastle Ltd	21
9,967	*	Akamai Technologies, Inc	191
3,424	*	Alliance Data Systems Corp	141
11,220	*	Amdocs Ltd	241
2,166	*	American Reprographics Co	18
764		American Software, Inc (Class A)	4
1,660	*	AMICAS, Inc	5
2,116	*	AMN Healthcare Services, Inc	14
5,100	*	Ansys, Inc	159
1,377	*	APAC Customer Services, Inc	7
1,600		Arbitron, Inc	25
1,040	*	ArcSight, Inc	18
5,091	*	Ariba, Inc	50
7,187	*	Art Technology Group, Inc	27
1,058	*	Asset Acceptance Capital Corp	8
1,875	*	athenahealth, Inc	69
13,143	*	Autodesk, Inc	249
29,004		Automatic Data Processing, Inc	1,027
6,370	*	Avis Budget Group, Inc	36
2,606	*	Avocent Corp	36
631	*	Bankrate, Inc	16
383		Barrett Business Services, Inc	4
1,565		BGC Partners, Inc (Class A)	6
2,730		Blackbaud, Inc	42
1,799	*	Blackboard, Inc	52
2,165	*	Blue Coat Systems, Inc	36
10,740	*	BMC Software, Inc	363
1,263	*	Bottomline Technologies, Inc	11
4,383	*	BPZ Energy, Inc	22
2,842		Brady Corp (Class A)	71
2,433		Brink’s Co	71
2,433	*	Brink’s Home Security Holdings, Inc	69
22,048		CA, Inc	384
1,856	*	CACI International, Inc (Class A)	79
14,981	*	Cadence Design Systems, Inc	88
1,751	*	Callidus Software, Inc	5
760	*	Capella Education Co	46
1,930	*	Cavium Networks, Inc	32
3,229	*	CBIZ, Inc	23
3,941	*	Cerner Corp	245
2,005	*	Chordiant Software, Inc	7
3,700	*	Ciber, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,454	*	Citrix Systems, Inc	$333
2,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	13
620	*	Clinical Data, Inc	7
2,857	*	Cogent Communications Group, Inc	23
2,800	*	Cogent, Inc	30
2,472		Cognex Corp	35
16,454	*	Cognizant Technology Solutions Corp (Class A)	439
2,159	*	Commvault Systems, Inc	36
1,180		Compass Diversified Trust	10
869	*	Compellent Technologies, Inc	13
602		Computer Programs & Systems, Inc	23
8,402	*	Computer Sciences Corp	372
760	*	Computer Task Group, Inc	5
14,062	*	Compuware Corp	96
839	*	COMSYS IT Partners, Inc	5
2,398	*	Concur Technologies, Inc	75
1,230	*	Constant Contact, Inc	24
5,793	*	Convergys Corp	54
1,115	*	CoStar Group, Inc	44
1,511	*	CSG Systems International, Inc	20
3,935	*	Cybersource Corp	60
2,687	*	Data Domain, Inc	90
2,053	*	DealerTrack Holdings, Inc	35
3,060		Deluxe Corp	39
718	*	Dice Holdings, Inc	3
2,231	*	Digital River, Inc	81
1,448	*	DivX, Inc	8
1,061	*	Double-Take Software, Inc	9
1,943	*	DST Systems, Inc	72
311	*	Dynamics Research Corp	3
1,500	*	DynCorp International, Inc (Class A)	25
6,551	*	Earthlink, Inc	49
63,814	*	eBay, Inc	1,093
375	*	Ebix, Inc	12
1,837	*	Echelon Corp	16
2,985	*	Eclipsys Corp	53
1,000		Electro Rent Corp	9
3,012	*	Electronics for Imaging, Inc	32
3,754	*	Entrust, Inc	7
3,122	*	Epicor Software Corp	17
2,131	*	EPIQ Systems, Inc	33
7,089		Equifax, Inc	185
4,575	*	Evergreen Energy, Inc	4
1,283	*	ExlService Holdings, Inc	14
10,699	*	Expedia, Inc	162
4,626	*	F5 Networks, Inc	160
2,531		Factset Research Systems, Inc	126
2,596		Fair Isaac Corp	40
2,479	*	FalconStor Software, Inc	12
11,252		Fidelity National Information Services, Inc	225
345	*	First Advantage Corp (Class A)	5
9,054	*	Fiserv, Inc	414
983	*	Forrester Research, Inc	24
3,651	*	Gartner, Inc	56
2,712	*	Global Cash Access, Inc	22
882	*	Global Sources Ltd	6
13,698	*	Google, Inc (Class A)	5,775
920	*	GSE Systems, Inc	6
1,293	*	H&E Equipment Services, Inc	12
2,506	*	Hackett Group, Inc	6
2,249		Healthcare Services Group	40
1,893		Heartland Payment Systems, Inc	18
240	*	HeartWare International, Inc	7
1,202		Heidrick & Struggles International, Inc	22
5,757	*	HLTH Corp	75
1,403	*	HMS Holdings Corp	57
947	*	i2 Technologies, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

448	*	ICT Group, Inc	$4
1,449		iGate Corp	10
2,627	*	IHS, Inc (Class A)	131
10,686		IMS Health, Inc	136
1,967		infoGROUP, Inc	11
4,859	*	Informatica Corp	84
2,218		Infospace, Inc	15
1,446	*	Innerworkings, Inc	7
1,272	*	Innodata Isogen, Inc	6
1,116	*	Integral Systems, Inc	9
2,217		Interactive Data Corp	51
803	*	Interactive Intelligence, Inc	10
3,256	*	Internap Network Services Corp	11
1,292	*	Internet Brands, Inc (Class A)	9
2,646	*	Internet Capital Group, Inc	18
27,952	*	Interpublic Group of Cos, Inc	141
18,400	*	Intuit, Inc	518
1,814	*	inVentiv Health, Inc	25
2,561	*	Ipass, Inc	4
10,027	*	Iron Mountain, Inc	288
4,326		Jack Henry & Associates, Inc	90
1,724	*	JDA Software Group, Inc	26
30,025	*	Juniper Networks, Inc	709
1,200		Kelly Services, Inc (Class A)	13
1,544	*	Kenexa Corp	18
941	*	Keynote Systems, Inc	7
1,774	*	Kforce, Inc	15
1,667	*	Knot, Inc	13
2,700	*	Korn/Ferry International	29
3,348	*	Lamar Advertising Co (Class A)	51
7,959	*	Lawson Software, Inc	44
2,000	*	Limelight Networks, Inc	9
3,304	*	Lionbridge Technologies	6
511	*	Liquidity Services, Inc	5
2,334	*	Liveperson, Inc	9
1,595	*	Manhattan Associates, Inc	29
4,591		Manpower, Inc	194
1,171	*	Mantech International Corp (Class A)	50
1,311		Marchex, Inc (Class B)	4
4,858		Mastercard, Inc (Class A)	813
8,855	*	McAfee, Inc	374
5,422	*	Mentor Graphics Corp	30
441,205		Microsoft Corp	10,488
602	*	MicroStrategy, Inc (Class A)	30
2,884	*	ModusLink Global Solutions, Inc	20
4,696	*	MoneyGram International, Inc	8
866	*	Monotype Imaging Holdings, Inc	6
7,154	*	Monster Worldwide, Inc	84
10,909		Moody’s Corp	287
8,584	*	Move, Inc	19
5,555	*	MPS Group, Inc	42
2,666	*	MSC Software Corp	18
390	*	NCI, Inc (Class A)	12
8,531	*	NCR Corp	101
2,111	*	Ness Technologies, Inc	8
2,427	*	NetFlix, Inc	100
1,792	*	Netscout Systems, Inc	17
720	*	NetSuite, Inc	9
1,690	*	Network Equipment Technologies, Inc	7
2,722		NIC, Inc	18
19,830	*	Novell, Inc	90
11,969	*	Nuance Communications, Inc	145
17,931		Omnicom Group, Inc	567
3,715	*	Omniture, Inc	47
1,673	*	On Assignment, Inc	7
1,415	*	Online Resources Corp	9
142	*	OpenTable, Inc	4
5,712	*	OpenTV Corp (Class A)	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

430		Opnet Technologies, Inc	$4
219,100		Oracle Corp	4,693
6,745	*	Parametric Technology Corp	79
1,245		PC-Tel, Inc	7
702		Pegasystems, Inc	19
1,789	*	Perficient, Inc	13
5,345	*	Perot Systems Corp (Class A)	77
494	*	Pervasive Software, Inc	3
2,266	*	Phase Forward, Inc	34
1,611	*	Phoenix Technologies Ltd	4
1,042	*	Portfolio Recovery Associates, Inc	40
3,214	*	Premiere Global Services, Inc	35
2,454	*	Progress Software Corp	52
774	*	PROS Holdings, Inc	6
1,000		QAD, Inc	3
1,262		Quality Systems, Inc	72
3,911	*	Quest Software, Inc	55
3,708	*	Rackspace Hosting, Inc	51
1,505	*	Radiant Systems, Inc	12
1,200	*	Radisys Corp	11
3,056	*	Raser Technologies, Inc	9
4,340	*	RealNetworks, Inc	13
10,606	*	Red Hat, Inc	213
781		Renaissance Learning, Inc	7
3,920	*	Rent-A-Center, Inc	70
1,008	*	Rewards Network, Inc	4
1,505	*	RightNow Technologies, Inc	18
1,200	*	Riskmetrics Group Inc	21
8,549		Robert Half International, Inc	202
2,146		Rollins, Inc	37
301	*	Rosetta Stone, Inc	8
2,525	*	RSC Holdings, Inc	17
2,512	*	S1 Corp	17
1,356	*	Saba Software, Inc	5
6,297	*	Salesforce.com, Inc	240
5,190	*	Sapient Corp	33
1,301	*	Smith Micro Software, Inc	13
1,699	*	Sohu.com, Inc	107
380	*	SolarWinds, Inc	6
3,629	*	SonicWALL, Inc	20
14,052	*	Sonus Networks, Inc	23
3,912		Sotheby’s (Class A)	55
1,235	*	Sourcefire, Inc	15
3,429	*	Spherion Corp	14
1,220	*	SPSS, Inc	41
2,484	*	SRA International, Inc (Class A)	44
511	*	StarTek, Inc	4
1,404	*	Stratasys, Inc	15
2,028	*	SuccessFactors, Inc	19
1,813	*	SumTotal Systems, Inc	9
42,954	*	Sun Microsystems, Inc	396
2,697	*	Support.com, Inc	6
4,737	*	Sybase, Inc	148
1,700	*	SYKES Enterprises, Inc	31
47,179	*	Symantec Corp	734
1,133	*	Synchronoss Technologies, Inc	14
976	*	SYNNEX Corp	24
7,658	*	Synopsys, Inc	149
784		Syntel, Inc	25
4,650		Take-Two Interactive Software, Inc	44
1,034		TAL International Group, Inc	11
1,688	*	Taleo Corp (Class A)	31
798	*	TechTarget, Inc	3
2,030	*	TeleTech Holdings, Inc	31
590		Textainer Group Holdings Ltd	7
4,249	*	THQ, Inc	30
10,393	*	TIBCO Software, Inc	75
720	*	Tier Technologies, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,534	*	TNS, Inc	$29
9,538		Total System Services, Inc	128
1,590	*	TradeStation Group, Inc	13
2,933	*	TrueBlue, Inc	25
1,541	*	Ultimate Software Group, Inc	37
571	*	Unica Corp	3
22,840	*	Unisys Corp	34
4,557		United Online, Inc	30
3,113	*	United Rentals, Inc	20
4,819	*	Valueclick, Inc	51
1,577	*	Vasco Data Security International	12
10,928	*	VeriSign, Inc	202
1,286		Viad Corp	22
1,536	*	Vignette Corp	20
620	*	Virtusa Corp	5
25,690		Visa, Inc (Class A)	1,600
2,790	*	VMware, Inc (Class A)	76
792	*	Vocus, Inc	16
858	*	Volt Information Sciences, Inc	5
449	*	WebMD Health Corp (Class A)	13
2,713	*	Websense, Inc	48
1,627	*	Website Pros, Inc	9
4,082	*	Wind River Systems, Inc	47
68,260	*	Yahoo!, Inc	1,069

		TOTAL BUSINESS SERVICES	44,829

CHEMICALS AND ALLIED PRODUCTS - 12.56%
88,163		Abbott Laboratories	4,147
357	*	Abraxis Bioscience, Inc	13
2,329	*	Acorda Therapeutics, Inc	66
2,757	*	Adolor Corp	5
12,078		Air Products & Chemicals, Inc	781
1,600	*	Albany Molecular Research, Inc	13
5,362		Albemarle Corp	137
5,024		Alberto-Culver Co	128
4,608	*	Alexion Pharmaceuticals, Inc	189
5,676	*	Alkermes, Inc	61
3,435	*	Allos Therapeutics, Inc	28
2,039	*	Alnylam Pharmaceuticals, Inc	45
968	*	AMAG Pharmaceuticals, Inc	53
3,695	*	American Oriental Bioengineering, Inc	20
928		American Vanguard Corp	10
58,133	*	Amgen, Inc	3,078
861	*	Amicus Therapeutics, Inc	10
1,500		Arch Chemicals, Inc	37
803	*	Ardea Biosciences, Inc	13
4,523	*	Arena Pharmaceuticals, Inc	23
2,036	*	Arqule, Inc	13
3,660	*	Array Biopharma, Inc	11
1,157	*	ARYx Therapeutics, Inc	5
2,455	*	Auxilium Pharmaceuticals, Inc	77
3,528	*	AVANIR Pharmaceuticals, Inc	8
5,963		Avery Dennison Corp	153
4,441	*	AVI BioPharma, Inc	7
24,050		Avon Products, Inc	620
1,170		Balchem Corp	29
1,205	*	BioCryst Pharmaceuticals, Inc	5
657	*	Biodel, Inc	3
16,532	*	Biogen Idec, Inc	746
5,913	*	BioMarin Pharmaceuticals, Inc	92
723	*	BioMimetic Therapeutics, Inc	7
215	*	Biospecifics Technologies Corp	5
112,885		Bristol-Myers Squibb Co	2,293
3,844		Cabot Corp	48
1,015	*	Cadence Pharmaceuticals, Inc	10
2,978	*	Calgon Carbon Corp	41
1,815	*	Cambrex Corp	7
631	*	Caraco Pharmaceutical Laboratories Ltd	2
8,280		Celanese Corp (Series A)	197

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

26,488	*	Celgene Corp	$1,267
25,926	*	Cell Therapeutics, Inc	45
919	*	Celldex Therapeutics, Inc	7
4,087	*	Cephalon, Inc	232
2,774		CF Industries Holdings, Inc	206
3,876	*	Charles River Laboratories International, Inc	131
167		Chase Corp	2
1,069	*	Chattem, Inc	73
1,739	*	China Precision Steel, Inc	4
425	*	China-Biotics, Inc	5
3,895		Church & Dwight Co, Inc	212
7,977		Clorox Co	445
28,718		Colgate-Palmolive Co	2,032
318	*	Cornerstone Therapeutics, Inc	3
898	*	Cougar Biotechnology, Inc	39
3,539	*	Cubist Pharmaceuticals, Inc	65
3,574	*	Curis, Inc	6
2,618	*	Cypress Bioscience, Inc	25
2,828		Cytec Industries, Inc	53
1,702	*	Cytokinetics, Inc	5
1,586	*	Cytori Therapeutics, Inc	6
6,715	*	Dendreon Corp	167
5,095	*	Discovery Laboratories, Inc	5
63,252		Dow Chemical Co	1,021
51,110		Du Pont (E.I.) de Nemours & Co	1,309
3,494	*	Durect Corp	8
4,207		Eastman Chemical Co	159
13,044		Ecolab, Inc	509
57,554		Eli Lilly & Co	1,994
1,704	*	Elizabeth Arden, Inc	15
834	*	Emergent Biosolutions, Inc	12
3,047	*	Enzon Pharmaceuticals, Inc	24
5,935		Estee Lauder Cos (Class A)	194
1,469	*	Facet Biotech Corp	14
867	*	Female Health Co	4
2,913		Ferro Corp	8
4,244		FMC Corp	201
17,334	*	Forest Laboratories, Inc	435
15,201	*	Genzyme Corp	846
4,973	*	Geron Corp	38
52,073	*	Gilead Sciences, Inc	2,439
818	*	GTx, Inc	8
2,901		H.B. Fuller Co	54
3,942	*	Halozyme Therapeutics, Inc	27
316		Hawkins, Inc	7
6,449	*	Hemispherx Biopharma, Inc	16
458	*	Hi-Tech Pharmacal Co, Inc	4
8,965	*	Hospira, Inc	345
8,974	*	Human Genome Sciences, Inc	26
8,858		Huntsman Corp	45
2,326	*	ICO, Inc	6
861	*	Idenix Pharmaceuticals, Inc	3
1,248	*	Idera Pharmaceuticals, Inc	7
3,505	*	Idexx Laboratories, Inc	162
4,242	*	Immucor, Inc	58
2,900	*	Immunogen, Inc	25
3,365	*	Impax Laboratories, Inc	25
782		Innophos Holdings, Inc	13
1,460		Innospec, Inc	16
2,484	*	Inspire Pharmaceuticals, Inc	14
353		Inter Parfums, Inc	3
2,107	*	InterMune, Inc	32
4,677		International Flavors & Fragrances, Inc	153
4,629	*	Inverness Medical Innovations, Inc	165
9,809	*	Invitrogen Corp	409
2,531	*	Javelin Pharmaceuticals, Inc	3
157,872		Johnson & Johnson	8,968
922		Kaiser Aluminum Corp	33

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

14,611	*	King Pharmaceuticals, Inc	$141
1,077		Koppers Holdings, Inc	28
2,481	*	KV Pharmaceutical Co (Class A)	8
1,289	*	Landec Corp	9
5,552	*	Ligand Pharmaceuticals, Inc (Class B)	16
3,937		Lubrizol Corp	186
987		Mannatech, Inc	3
2,990	*	MannKind Corp	25
444	*	MAP Pharmaceuticals, Inc	5
2,033		Martek Biosciences Corp	43
7,739	*	Medarex, Inc	65
3,315	*	Medicines Co	28
3,427		Medicis Pharmaceutical Corp (Class A)	56
721	*	Medifast, Inc	8
1,640	*	Medivation, Inc	37
120,988		Merck & Co, Inc	3,383
2,420		Meridian Bioscience, Inc	55
2,296	*	Micromet, Inc	11
1,139		Minerals Technologies, Inc	41
1,009	*	Molecular Insight Pharmaceuticals, Inc	5
1,926	*	Momenta Pharmaceuticals, Inc	23
31,310		Monsanto Co	2,328
8,966		Mosaic Co	397
17,265	*	Mylan Laboratories, Inc	225
1,277	*	Myriad Pharmaceuticals, Inc	6
4,000	*	Nabi Biopharmaceuticals	10
8,034		Nalco Holding Co	135
3,157	*	NBTY, Inc	89
2,526	*	Neurocrine Biosciences, Inc	8
620		NewMarket Corp	42
563		NL Industries, Inc	4
4,336	*	Novavax, Inc	14
1,495	*	Noven Pharmaceuticals, Inc	21
2,860	*	NPS Pharmaceuticals, Inc	13
602	*	Nutraceutical International Corp	6
1,070	*	Obagi Medical Products, Inc	8
4,620		Olin Corp	55
1,818	*	OM Group, Inc	53
2,250	*	Omnova Solutions, Inc	7
224	*	OncoGenex Pharmaceutical, Inc	5
3,401	*	Onyx Pharmaceuticals, Inc	96
1,904	*	Opko Health, Inc	3
1,463	*	Optimer Pharmaceuticals, Inc	22
2,901	*	OraSure Technologies, Inc	7
1,180	*	Orexigen Therapeutics, Inc	6
3,451	*	OSI Pharmaceuticals, Inc	97
807	*	Osiris Therapeutics, Inc	11
7,136	*	Pactiv Corp	155
1,792	*	Pain Therapeutics, Inc	10
2,230	*	Par Pharmaceutical Cos, Inc	34
3,406	*	Parexel International Corp	49
7,263		PDL BioPharma, Inc	57
4,687		Perrigo Co	130
1,182	*	PetMed Express, Inc	18
385,260		Pfizer, Inc	5,780
927	*	Pharmasset, Inc	10
1,726	*	PharMerica Corp	34
6,365	*	PolyOne Corp	17
1,351	*	Poniard Pharmaceuticals, Inc	8
1,425	*	Pozen, Inc	11
9,520		PPG Industries, Inc	418
17,700		Praxair, Inc	1,258
1,891	*	Prestige Brands Holdings, Inc	12
166,949		Procter & Gamble Co	8,530
1,419	*	Progenics Pharmaceuticals, Inc	7
1,925	*	Protalix BioTherapeutics, Inc	9
3,271	*	Questcor Pharmaceuticals, Inc	16
1,788	*	Quidel Corp	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

991	*	Revlon, Inc (Class A)	$5
2,609	*	Rockwood Holdings, Inc	38
7,403		RPM International, Inc	104
2,502	*	Salix Pharmaceuticals Ltd	25
2,882	*	Santarus, Inc	8
93,262		Schering-Plough Corp	2,343
1,987	*	Sciclone Pharmaceuticals, Inc	5
2,294		Scotts Miracle-Gro Co (Class A)	80
3,020		Sensient Technologies Corp	68
6,472	*	Sepracor, Inc	112
5,623		Sherwin-Williams Co	302
1,470	*	SIGA Technologies, Inc	12
7,111		Sigma-Aldrich Corp	352
5,008	*	Solutia, Inc	29
1,869	*	Spectrum Pharmaceuticals, Inc	14
5,802	*	StemCells, Inc	10
500		Stepan Co	22
620	*	Sucampo Pharmaceuticals, Inc (Class A)	4
2,656	*	SuperGen, Inc	5
900	*	SurModics, Inc	20
3,072	*	Theravance, Inc	45
1,248	*	Ulta Salon Cosmetics & Fragrance, Inc	14
1,300	*	United Therapeutics Corp	108
555	*	USANA Health Sciences, Inc	17
5,759	*	USEC, Inc	31
3,766	*	Valeant Pharmaceuticals International	97
5,893		Valspar Corp	133
1,501	*	Vanda Pharmaceuticals, Inc	18
9,920	*	Vertex Pharmaceuticals, Inc	354
2,010	*	Vical, Inc	5
4,346	*	Viropharma, Inc	26
5,432	*	Warner Chilcott Ltd (Class A)	71
6,232	*	Watson Pharmaceuticals, Inc	210
893		Westlake Chemical Corp	18
4,332	*	WR Grace & Co	54
76,096		Wyeth	3,454
1,508	*	Xenoport, Inc	35
2,399	*	Zymogenetics, Inc	11

		TOTAL CHEMICALS AND ALLIED PRODUCTS	70,820

COAL MINING - 0.21%
4,205	*	Alpha Natural Resources, Inc	110
8,376		Arch Coal, Inc	129
10,252		Consol Energy, Inc	348
5,722	*	International Coal Group, Inc	16
1,514	*	James River Coal Co	23
4,837		Massey Energy Co	95
15,410		Peabody Energy Corp	465
570	*	Westmoreland Coal Co	5

		TOTAL COAL MINING	1,191

COMMUNICATIONS - 4.53%
325	*	AboveNet, Inc	26
3,405		Adtran, Inc	73
2,743		Alaska Communications Systems Group, Inc	20
22,463	*	American Tower Corp (Class A)	708
1,540	*	Anixter International, Inc	58
3,054	*	Aruba Networks, Inc	27
337,984		AT&T, Inc	8,397
389		Atlantic Tele-Network, Inc	15
1,206	*	Audiovox Corp (Class A)	7
2,522	*	Brightpoint, Inc	16
13,439		Cablevision Systems Corp (Class A)	261
1,140	*	Cbeyond Communications, Inc	16
34,987		CBS Corp (Class B)	242
4,444	*	Centennial Communications Corp	37
2,093	*	Central European Media Enterprises Ltd (Class A)	41
5,405		CenturyTel, Inc	166

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,188	*	Cincinnati Bell, Inc	$32
4,026	*	Clearwire Corp (Class A)	22
163,274		Comcast Corp (Class A)	2,367
1,571		Consolidated Communications Holdings, Inc	18
16,424	*	Crown Castle International Corp	395
1,802	*	Crown Media Holdings, Inc (Class A)	3
2,127	*	CTC Media, Inc	25
608		D&E Communications, Inc	6
978	*	DG FastChannel, Inc	18
560	*	DigitalGlobe, Inc	11
26,608	*	DIRECTV Group, Inc	657
11,740	*	DISH Network Corp (Class A)	190
8,324		Embarq Corp	350
2,122	*	Equinix, Inc	154
5,145		Fairpoint Communications, Inc	3
321	*	Fibernet Telecom Group, Inc	4
354		Fisher Communications, Inc	5
18,434		Frontier Communications Corp	132
2,838	*	General Communication, Inc (Class A)	20
1,077	*	GeoEye, Inc	25
2,003	*	Global Crossing Ltd	18
4,388		Global Payments, Inc	165
394		HickoryTech Corp	3
396	*	Hughes Communications, Inc	9
5,714	*	IAC/InterActiveCorp	92
2,017		Ibasis, Inc	3
1,487	*	inContact, Inc	4
1,874		Iowa Telecommunications Services, Inc	23
1,069	*	iPCS, Inc	16
2,455	*	j2 Global Communications, Inc	55
1,587	*	Knology, Inc	14
3,287	*	Leap Wireless International, Inc	108
93,633	*	Level 3 Communications, Inc	141
15,420	*	Liberty Global, Inc (Class A)	245
4,683	*	Liberty Media Corp - Capital (Series A)	64
29,764	*	Liberty Media Corp - Entertainment (Series A)	796
34,198	*	Liberty Media Holding Corp (Interactive A)	171
1,798	*	Lin TV Corp (Class A)	3
1,113	*	Lodgenet Entertainment Corp	4
2,813	*	Mastec, Inc	33
2,161	*	Mediacom Communications Corp (Class A)	11
14,563	*	MetroPCS Communications, Inc	194
4,399	*	NeuStar, Inc (Class A)	97
1,871	*	Neutral Tandem, Inc	55
9,674	*	NII Holdings, Inc (Class B)	184
1,922	*	Novatel Wireless, Inc	17
1,715		NTELOS Holdings Corp	32
7,414	*	PAETEC Holding Corp	20
96		Preformed Line Products Co	4
83,584		Qwest Communications International, Inc	347
1,881	*	RCN Corp	11
1,951	*	SAVVIS, Inc	22
6,566	*	SBA Communications Corp (Class A)	161
4,730		Scripps Networks Interactive (Class A)	132
1,404		Shenandoah Telecom Co	28
3,111		Sinclair Broadcast Group, Inc (Class A)	6
159,248	*	Sprint Nextel Corp	766
412	*	SureWest Communications	4
1,117	*	Switch & Data Facilities Co, Inc	13
3,641	*	Syniverse Holdings, Inc	58
1,946	*	TeleCommunication Systems, Inc (Class A)	14
5,391		Telephone & Data Systems, Inc	153
3,069	*	Terremark Worldwide, Inc	18
20,154		Time Warner Cable, Inc	638
5,735	*	TiVo, Inc	60
1,032	*	US Cellular Corp	40
1,642		USA Mobility, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

162,713		Verizon Communications, Inc	$5,001
31,141	*	Viacom, Inc (Class B)	707
1,500	*	Virgin Mobile USA, Inc (Class A)	6
25,569		Windstream Corp	214

		TOTAL COMMUNICATIONS	25,548

DEPOSITORY INSTITUTIONS - 6.48%
1,117		1st Source Corp	19
1,011		Abington Bancorp, Inc	8
243		Alliance Financial Corp	7
337		American National Bankshares, Inc	6
853		Ameris Bancorp	5
387		Ames National Corp	9
528		Arrow Financial Corp	14
7,742		Associated Banc-Corp	97
4,208		Astoria Financial Corp	36
140		Auburn National Bancorporation, Inc	4
520		Bancfirst Corp	18
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	19
88		Bancorp Rhode Island, Inc	2
5,040		Bancorpsouth, Inc	103
2,688		Bank Mutual Corp	23
437,654		Bank of America Corp	5,777
2,893		Bank of Hawaii Corp	104
164		Bank of Kentucky Financial Corp	5
288		Bank of Marin Bancorp	8
68,164		Bank of New York Mellon Corp	1,998
638		Bank of the Ozarks, Inc	14
1,599		BankFinancial Corp	14
777		Banner Corp	3
169		Bar Harbor Bankshares	5
36,709		BB&T Corp	807
1,950	*	Beneficial Mutual Bancorp, Inc	19
636		Berkshire Hills Bancorp, Inc	13
1,341		BOK Financial Corp	51
3,543		Boston Private Financial Holdings, Inc	16
354	*	Bridge Bancorp, Inc	10
3,927		Brookline Bancorp, Inc	37
397		Bryn Mawr Bank Corp	7
460		Camden National Corp	16
831		Capital City Bank Group, Inc	14
1,324		Capitol Federal Financial	51
1,503		Cardinal Financial Corp	12
398		Cass Information Systems, Inc	13
2,416		Cathay General Bancorp	23
603	*	Center Bancorp, Inc	5
519		Centerstate Banks of Florida, Inc	4
1,887		Central Pacific Financial Corp	7
152		Century Bancorp, Inc	3
1,616		Chemical Financial Corp	32
354	*	Chicopee Bancorp, Inc	5
314,301		Citigroup, Inc	933
533		Citizens & Northern Corp	11
225		Citizens Holding Co	7
4,633	*	Citizens Republic Bancorp, Inc	3
923		City Holding Co	28
2,232		City National Corp	82
875		Clifton Savings Bancorp, Inc	9
498		CNB Financial Corp	7
675		CoBiz, Inc	4
10,387		Colonial Bancgroup, Inc	6
1,059		Columbia Banking System, Inc	11
8,844		Comerica, Inc	187
3,103		Commerce Bancshares, Inc	99
2,024		Community Bank System, Inc	29
1,003		Community Trust Bancorp, Inc	27
3,071		Cullen/Frost Bankers, Inc	142
4,428		CVB Financial Corp	26
1,609		Dime Community Bancshares	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,322	*	Dollar Financial Corp	$18
559	*	Eagle Bancorp, Inc	5
3,926		East West Bancorp, Inc	25
282		Enterprise Bancorp, Inc	3
512		Enterprise Financial Services Corp	5
466		ESB Financial Corp	6
1,035		ESSA Bancorp, Inc	14
2,804	*	Euronet Worldwide, Inc	54
377		Farmers Capital Bank Corp	9
32,672		Fifth Third Bancorp	232
664		Financial Institutions, Inc	9
720		First Bancorp	11
4,676		First Bancorp (Puerto Rico)	18
498		First Bancorp, Inc	10
1,530		First Busey Corp	11
341		First Citizens Bancshares, Inc (Class A)	46
4,700		First Commonwealth Financial Corp	30
680		First Community Bancshares, Inc	9
364	*	First Defiance Financial Corp	5
2,359		First Financial Bancorp	18
1,043		First Financial Bankshares, Inc	53
903		First Financial Corp	29
600		First Financial Holdings, Inc	6
1,374		First Financial Northwest, Inc	11
214		First Financial Service Corp	4
11,953	*	First Horizon National Corp	143
1,238		First Merchants Corp	10
2,914		First Midwest Bancorp, Inc	21
7,693		First Niagara Financial Group, Inc	88
288		First of Long Island Corp	7
504		First South Bancorp, Inc	6
5,139		FirstMerit Corp	87
1,967	*	Flagstar Bancorp, Inc	1
1,105		Flushing Financial Corp	10
5,502		FNB Corp	34
10,974		Fulton Financial Corp	57
602		German American Bancorp, Inc	9
3,468		Glacier Bancorp, Inc	51
500		Great Southern Bancorp, Inc	10
3,800	*	Guaranty Bancorp	7
1,035		Hampton Roads Bankshares, Inc	9
1,586		Hancock Holding Co	52
1,911		Harleysville National Corp	9
928		Heartland Financial USA, Inc	13
228	*	Heritage Financial Corp	3
504	*	Home Bancorp, Inc	6
765		Home Bancshares, Inc	15
821		Home Federal Bancorp, Inc	8
27,921		Hudson City Bancorp, Inc	371
25,037		Huntington Bancshares, Inc	105
768		IBERIABANK Corp	30
1,031		Independent Bank Corp	20
3,295		International Bancshares Corp	34
2,034	*	Investors Bancorp, Inc	19
214,891		JPMorgan Chase & Co	7,329
1,441		Kearny Financial Corp	16
28,917		Keycorp	152
1,025		Lakeland Bancorp, Inc	9
734		Lakeland Financial Corp	14
446		Legacy Bancorp, Inc	5
4,255		M&T Bank Corp	217
731		MainSource Financial Group, Inc	5
15,732		Marshall & Ilsley Corp	76
2,236		MB Financial, Inc	23
273		Merchants Bancshares, Inc	6
249	*	Meridian Interstate Bancorp, Inc	2
5,244	*	Metavante Technologies, Inc	136
265		Midsouth Bancorp, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,144		Nara Bancorp, Inc	$6
206		NASB Financial, Inc	6
382		National Bankshares, Inc	9
4,881		National Penn Bancshares, Inc	23
2,152		NBT Bancorp, Inc	47
2,399	*	Net 1 UEPS Technologies, Inc	33
19,260		New York Community Bancorp, Inc	206
6,972		NewAlliance Bancshares, Inc	80
13,719		Northern Trust Corp	736
1,192		Northfield Bancorp, Inc	14
349		Northrim BanCorp, Inc	5
1,341		Northwest Bancorp, Inc	25
508		OceanFirst Financial Corp	6
228		Ohio Valley Banc Corp	7
3,801		Old National Bancorp	37
799		Old Second Bancorp, Inc	5
1,295		Oriental Financial Group, Inc	13
713	*	Oritani Financial Corp	10
287		Orrstown Financial Services, Inc	11
2,744		Pacific Capital Bancorp	6
611		Pacific Continental Corp	7
1,486		PacWest Bancorp	20
688		Park National Corp	39
499		Peapack Gladstone Financial Corp	10
221		Penns Woods Bancorp, Inc	6
259	*	Pennsylvania Commerce Bancorp, Inc	5
595		Peoples Bancorp, Inc	10
159	*	Peoples Financial Corp	3
19,823		People’s United Financial, Inc	298
1,254	*	Pinnacle Financial Partners, Inc	17
26,228		PNC Financial Services Group, Inc	1,018
14,865		Popular, Inc	33
861		Premierwest Bancorp	3
1,858		PrivateBancorp, Inc	41
2,398		Prosperity Bancshares, Inc	72
3,936		Provident Financial Services, Inc	36
2,753		Provident New York Bancorp	22
65,194		Regions Financial Corp	263
1,026		Renasant Corp	15
612		Republic Bancorp, Inc (Class A)	14
598		Rockville Financial, Inc	7
629		Roma Financial Corp	8
1,211		S&T Bancorp, Inc	15
846		S.Y. Bancorp, Inc	20
1,000		Sandy Spring Bancorp, Inc	15
357	*	Santander BanCorp	2
605		SCBT Financial Corp	14
514		Shore Bancshares, Inc	9
370		Sierra Bancorp	5
1,893	*	Signature Bank	51
1,066		Simmons First National Corp (Class A)	28
581		Smithtown Bancorp, Inc	7
3,737		South Financial Group, Inc	4
794		Southside Bancshares, Inc	18
740		Southwest Bancorp, Inc	7
856		State Bancorp, Inc	6
28,176		State Street Corp	1,330
1,347		StellarOne Corp	17
1,199		Sterling Bancorp	10
4,189		Sterling Bancshares, Inc	27
3,133		Sterling Financial Corp	9
701		Suffolk Bancorp	18
643	*	Sun Bancorp, Inc	3
19,545		SunTrust Banks, Inc	322
4,965		Susquehanna Bancshares, Inc	24
1,802	*	SVB Financial Group	49
15,543		Synovus Financial Corp	46
6,992		TCF Financial Corp	93

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,877	*	Texas Capital Bancshares, Inc	$29
4,491		TFS Financial Corp	48
596	*	The Bancorp, Inc	4
390		Tompkins Trustco, Inc	19
192		Tower Bancorp, Inc	7
1,219		TowneBank	17
726		Trico Bancshares	11
5,202		Trustco Bank Corp NY	31
2,902		Trustmark Corp	56
6,278		UCBH Holdings, Inc	8
1,859		UMB Financial Corp	71
3,609		Umpqua Holdings Corp	28
814		Union Bankshares Corp	12
2,414		United Bankshares, Inc	47
2,193		United Community Banks, Inc	13
1,056		United Financial Bancorp, Inc	15
354		United Security Bancshares	8
792		Univest Corp of Pennsylvania	16
108,657		US Bancorp	1,947
8,225		Valley National Bancorp	96
690		ViewPoint Financial Group	11
408		Washington Banking Co	4
5,275		Washington Federal, Inc	69
881		Washington Trust Bancorp, Inc	16
681	*	Waterstone Financial, Inc	2
3,232		Webster Financial Corp	26
272,025		Wells Fargo & Co	6,599
1,534		WesBanco, Inc	22
997		West Bancorporation, Inc	5
1,616		Westamerica Bancorporation	80
2,587	*	Western Alliance Bancorp	18
39,875		Western Union Co	654
1,313		Westfield Financial, Inc	12
4,160		Whitney Holding Corp	38
4,204		Wilmington Trust Corp	57
980		Wilshire Bancorp, Inc	6
1,580		Wintrust Financial Corp	25
320		WSFS Financial Corp	9
709		Yadkin Valley Financial Corp	5
6,274		Zions Bancorporation	73

		TOTAL DEPOSITORY INSTITUTIONS	36,534

EATING AND DRINKING PLACES - 1.19%
1,322	*	AFC Enterprises	9
536	*	Benihana, Inc	3
896	*	BJ’s Restaurants, Inc	15
1,700		Bob Evans Farms, Inc	49
5,750		Brinker International, Inc	98
937	*	Buffalo Wild Wings, Inc	30
5,442		Burger King Holdings, Inc	94
1,465	*	California Pizza Kitchen, Inc	19
1,126		CBRL Group, Inc	31
1,296	*	CEC Entertainment, Inc	38
3,164	*	Cheesecake Factory	55
1,898	*	Chipotle Mexican Grill, Inc (Class A)	152
3,114		CKE Restaurants, Inc	26
7,745		Darden Restaurants, Inc	255
6,036	*	Denny’s Corp	13
1,061		DineEquity, Inc	33
2,437	*	Domino’s Pizza, Inc	18
3,441	*	Jack in the Box, Inc	77
3,561	*	Krispy Kreme Doughnuts, Inc	11
714	*	Landry’s Restaurants, Inc	6
604	*	Luby’s, Inc	2
812	*	McCormick & Schmick’s Seafood Restaurants, Inc	6
63,300		McDonald’s Corp	3,640
1,279		O’Charleys, Inc	12
1,438	*	Papa John’s International, Inc	36

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,531	*	PF Chang’s China Bistro, Inc	$49
957	*	Red Robin Gourmet Burgers, Inc	18
3,070	*	Ruby Tuesday, Inc	20
800	*	Ruth’s Chris Steak House, Inc	3
3,411	*	Sonic Corp	34
41,458	*	Starbucks Corp	577
1,689	*	Steak N Shake Co	15
3,228	*	Texas Roadhouse, Inc (Class A)	35
10,169		Tim Hortons, Inc	250
21,547		Wendy’s/Arby’s Group, Inc (Class A)	86
26,692		Yum! Brands, Inc	891

		TOTAL EATING AND DRINKING PLACES	6,706

EDUCATIONAL SERVICES - 0.25%
960	*	American Public Education, Inc	38
7,494	*	Apollo Group, Inc (Class A)	533
598	*	Bridgepoint Education, Inc	10
4,345	*	Career Education Corp	108
1,613	*	ChinaCast Education Corp	11
4,367	*	Corinthian Colleges, Inc	74
3,674		DeVry, Inc	184
752	*	Grand Canyon Education, Inc	13
2,154	*	ITT Educational Services, Inc	216
1,265	*	K12, Inc	27
522	*	Learning Tree International, Inc	5
425	*	Lincoln Educational Services Corp	9
705	*	Princeton Review, Inc	4
774		Strayer Education, Inc	169
1,448	*	Universal Technical Institute, Inc	22

		TOTAL EDUCATIONAL SERVICES	1,423

ELECTRIC, GAS, AND SANITARY SERVICES - 4.71%
39,349	*	AES Corp	457
4,012		AGL Resources, Inc	128
10,136		Allegheny Energy, Inc	260
1,693		Allete, Inc	49
6,598		Alliant Energy Corp	172
12,327		Ameren Corp	307
928		American Ecology Corp	17
26,983		American Electric Power Co, Inc	780
1,100		American States Water Co	38
3,788		American Water Works Co, Inc	72
7,367		Aqua America, Inc	132
366		Artesian Resources Corp	6
5,341		Atmos Energy Corp	134
3,100		Avista Corp	55
2,253		Black Hills Corp	52
1,013		California Water Service Group	37
19,809	*	Calpine Corp	221
19,246		Centerpoint Energy, Inc	213
616		Central Vermont Public Service Corp	11
1,063		CH Energy Group, Inc	50
402		Chesapeake Utilities Corp	13
1,645	*	Clean Energy Fuels Corp	14
1,182	*	Clean Harbors, Inc	64
3,305		Cleco Corp	74
13,685		CMS Energy Corp	165
518		Connecticut Water Service, Inc	11
15,554		Consolidated Edison, Inc	582
892		Consolidated Water Co, Inc	14
11,138		Constellation Energy Group, Inc	296
7,381	*	Covanta Holding Corp	125
2,304		Crosstex Energy, Inc	10
33,508		Dominion Resources, Inc	1,121
6,360		DPL, Inc	147
9,170		DTE Energy Co	293
73,145		Duke Energy Corp	1,067

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

29,653	*	Dynegy, Inc (Class A)	$67
18,721		Edison International	589
40,535		El Paso Corp	374
2,788	*	El Paso Electric Co	39
1,913		Empire District Electric Co	32
4,365		Energen Corp	174
4,206		EnergySolutions, Inc	39
670	*	EnerNOC, Inc	15
11,148		Entergy Corp	864
37,634		Exelon Corp	1,928
17,224		FirstEnergy Corp	667
368		Florida Public Utilities Co	5
23,454		FPL Group, Inc	1,335
7,294		Great Plains Energy, Inc	113
5,035		Hawaiian Electric Industries, Inc	96
2,540		Idacorp, Inc	66
4,488		Integrys Energy Group, Inc	135
2,892		ITC Holdings Corp	131
1,400		Laclede Group, Inc	46
10,015		MDU Resources Group, Inc	190
1,200		MGE Energy, Inc	40
813		Middlesex Water Co	12
8,836	*	Mirant Corp	139
4,548		National Fuel Gas Co	164
2,248		New Jersey Resources Corp	83
2,750		Nicor, Inc	95
14,876		NiSource, Inc	173
9,705		Northeast Utilities	217
1,384		Northwest Natural Gas Co	61
2,408		NorthWestern Corp	55
15,125	*	NRG Energy, Inc	393
5,898		NSTAR	189
13,561		NV Energy, Inc	146
5,507		OGE Energy Corp	156
6,202		Oneok, Inc	183
1,079		Ormat Technologies, Inc	43
1,956		Otter Tail Corp	43
248		Pennichuck Corp	6
11,870		Pepco Holdings, Inc	160
2,981	*	Perma-Fix Environmental Services	7
20,926		PG&E Corp	804
975	*	Pico Holdings, Inc	28
4,192		Piedmont Natural Gas Co, Inc	101
1,025	*	Pike Electric Corp	12
5,639		Pinnacle West Capital Corp	170
4,367		PNM Resources, Inc	47
3,954		Portland General Electric Co	77
21,619		PPL Corp	713
15,971		Progress Energy, Inc	604
5,000	*,m	Progress Energy, Inc (CVO)	1
28,776		Public Service Enterprise Group, Inc	939
10,249		Questar Corp	318
20,883	*	Reliant Energy, Inc	105
18,454		Republic Services, Inc	450
1,126		Resource America, Inc (Class A)	6
6,675		SCANA Corp	217
14,345		Sempra Energy	712
1,020		SJW Corp	23
1,559		South Jersey Industries, Inc	54
44,604		Southern Co	1,391
6,440		Southern Union Co	118
2,572		Southwest Gas Corp	57
1,025		Southwest Water Co	6
4,708	*	Stericycle, Inc	243
12,829		TECO Energy, Inc	153
6,491		UGI Corp	165
1,633		UIL Holdings Corp	37
2,373		Unisource Energy Corp	63

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

597	*	Unitil Corp	$12
4,559		Vectren Corp	107
4,252	*	Waste Connections, Inc	110
28,341		Waste Management, Inc	797
1,458	*	Waste Services, Inc	8
5,819		Westar Energy, Inc	109
2,570		WGL Holdings, Inc	82
33,574		Williams Cos, Inc	524
6,514		Wisconsin Energy Corp	265
25,637		Xcel Energy, Inc	472
672		York Water Co	11

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	26,568

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.16%
2,080	*	Acme Packet, Inc	21
1,556	*	Actel Corp	17
2,435		Acuity Brands, Inc	68
7,209	*	Adaptec, Inc	19
5,670	*	ADC Telecommunications, Inc	46
2,343	*	Advanced Analogic Technologies, Inc	11
2,485	*	Advanced Battery Technologies, Inc	10
2,251	*	Advanced Energy Industries, Inc	20
32,857	*	Advanced Micro Devices, Inc	127
937	*	Airvana, Inc	6
16,906		Altera Corp	275
2,495	*	American Superconductor Corp	65
6,297		Ametek, Inc	218
6,298	*	Amkor Technology, Inc	30
9,591		Amphenol Corp (Class A)	303
3,097	*	Anadigics, Inc	13
16,468		Analog Devices, Inc	408
51,009	*	Apple Computer, Inc	7,264
4,253	*	Applied Micro Circuits Corp	35
760		Applied Signal Technology, Inc	19
7,420	*	Arris Group, Inc	90
886	*	Ascent Solar Technologies, Inc	7
3,325	*	Atheros Communications, Inc	64
26,699	*	Atmel Corp	100
1,909	*	ATMI, Inc	30
8,620	*	Avnet, Inc	181
1,723		AVX Corp	17
723	*	AZZ, Inc	25
2,797		Baldor Electric Co	67
674		Bel Fuse, Inc (Class B)	11
3,978	*	Benchmark Electronics, Inc	57
1,630	*	BigBand Networks, Inc	8
28,234	*	Broadcom Corp (Class A)	699
1,663	*	Ceradyne, Inc	29
1,230	*	Ceva, Inc	11
2,350	*	Checkpoint Systems, Inc	37
2,154	*	China BAK Battery, Inc	6
1,638	*	China Security & Surveillance Technology, Inc	12
5,374	*	Ciena Corp	56
330,318	*	Cisco Systems, Inc	6,156
1,497	*	Comtech Telecommunications Corp	48
9,673		Cooper Industries Ltd (Class A)	300
457	*	CPI International, Inc	4
5,056	*	Cree, Inc	149
2,100		CTS Corp	14
992		Cubic Corp	36
8,640	*	Cypress Semiconductor Corp	79
1,921	*	Diodes, Inc	30
3,020	*	Dolby Laboratories, Inc (Class A)	113
1,909	*	DSP Group, Inc	13
1,127	*	DTS, Inc	31
9,543		Eaton Corp	426
2,451	*	EchoStar Corp (Class A)	39
2,000	*	Electro Scientific Industries, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,389	*	EMCORE Corp	$6
956	*	EMS Technologies, Inc	20
3,819	*	Energizer Holdings, Inc	200
2,523	*	Energy Conversion Devices, Inc	36
2,135	*	EnerSys	39
3,090	*	Entropic Communications, Inc	7
10,461	*	Evergreen Solar, Inc	23
2,444	*	Exar Corp	18
3,055	*	Exide Technologies	11
7,399	*	Fairchild Semiconductor International, Inc	52
2,938	*	First Solar, Inc	475
1,238		Franklin Electric Co, Inc	32
4,152	*	FuelCell Energy, Inc	17
604,867		General Electric Co	7,088
1,197	*	Globecomm Systems, Inc	9
645	*	GP Strategies Corp	4
6,608	*	GrafTech International Ltd	75
1,507	*	Greatbatch, Inc	34
1,470	*	GT Solar International, Inc	8
3,385		Harman International Industries, Inc	64
5,636	*	Harmonic, Inc	33
7,319		Harris Corp	208
3,340	*	Harris Stratex Networks, Inc (Class A)	22
1,865	*	Helen of Troy Ltd	31
5,810	*	Hexcel Corp	55
1,175	*	Hittite Microwave Corp	41
1,976		Imation Corp	15
5,270	*	Infinera Corp	48
10,127	*	Integrated Device Technology, Inc	61
319,958		Intel Corp	5,294
1,184	*	Intellon Corp	5
2,769	*	InterDigital, Inc	68
4,231	*	International Rectifier Corp	63
7,280		Intersil Corp (Class A)	92
1,143	*	IPG Photonics Corp	13
950	*	iRobot Corp	12
1,636		IXYS Corp	17
12,458	*	JDS Uniphase Corp	71
6,794		L-3 Communications Holdings, Inc	471
7,863	*	Lattice Semiconductor Corp	15
2,443		Lincoln Electric Holdings, Inc	88
12,418		Linear Technology Corp	290
1,487	*	Littelfuse, Inc	30
732	*	Loral Space & Communications, Inc	19
1,293		LSI Industries, Inc	7
37,862	*	LSI Logic Corp	173
29,029	*	Marvell Technology Group Ltd	338
16,530		Maxim Integrated Products, Inc	259
1,111	*	Maxwell Technologies, Inc	15
12,950	*	MEMC Electronic Materials, Inc	231
1,540	*	Mercury Computer Systems, Inc	14
2,500		Methode Electronics, Inc	18
2,455		Micrel, Inc	18
10,147		Microchip Technology, Inc	229
49,008	*	Micron Technology, Inc	248
4,543	*	Microsemi Corp	63
4,100	*	Microtune, Inc	10
3,290	*	Microvision, Inc	10
2,847	*	MIPS Technologies, Inc	9
7,107		Molex, Inc	111
1,783	*	Monolithic Power Systems, Inc	40
2,537	*	Moog, Inc (Class A)	65
131,651		Motorola, Inc	872
555	*	Multi-Fineline Electronix, Inc	12
300		National Presto Industries, Inc	23
12,709		National Semiconductor Corp	159
18,964	*	NetApp, Inc	374
1,013	*	Netlogic Microsystems, Inc	37
5,791	*	Novellus Systems, Inc	97

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

265	*	NVE Corp	$13
30,605	*	Nvidia Corp	346
3,117	*	Omnivision Technologies, Inc	32
23,461	*	ON Semiconductor Corp	161
4,315	*	Openwave Systems, Inc	10
1,210	*	Oplink Communications, Inc	14
1,144	*	OpNext, Inc	2
869	*	OSI Systems, Inc	18
1,250		Park Electrochemical Corp	27
1,392	*	Parkervision, Inc	4
1,447	*	Pericom Semiconductor Corp	12
2,260	*	Photronics, Inc	9
2,609		Plantronics, Inc	49
2,396	*	Plexus Corp	49
1,628	*	PLX Technology, Inc	6
13,086	*	PMC - Sierra, Inc	104
4,967	*	Polycom, Inc	101
1,248	*	Polypore International, Inc	14
458	*	Powell Industries, Inc	17
1,592		Power Integrations, Inc	38
4,438	*	Power-One, Inc	7
7,309	*	Powerwave Technologies, Inc	12
7,070	*	QLogic Corp	90
94,391		Qualcomm, Inc	4,265
6,183	*	Rambus, Inc	96
1,083		Raven Industries, Inc	28
1,983		Regal-Beloit Corp	79
14,875	*	RF Micro Devices, Inc	56
1,014	*	Rogers Corp	21
782	*	Rubicon Technology, Inc	11
2,893	*	SatCon Technology Corp	5
1,867	*	Seachange International, Inc	15
2,712	*	Semtech Corp	43
2,605	*	ShoreTel, Inc	21
5,145	*	Silicon Image, Inc	12
2,335	*	Silicon Laboratories, Inc	89
5,900	*	Silicon Storage Technology, Inc	11
9,838	*	Skyworks Solutions, Inc	96
3,071	*	Smart Modular Technologies WWH, Inc	7
663	*	Spectrum Control, Inc	6
1,279	*	Standard Microsystems Corp	26
2,209	*	Starent Networks Corp	54
898	*	Stoneridge, Inc	4
5,467	*	Sunpower Corp (Class A)	146
745	*	Supertex, Inc	19
12,134	*	Sycamore Networks, Inc	38
2,907	*	Symmetricom, Inc	17
1,922	*	Synaptics, Inc	74
2,804		Technitrol, Inc	18
913	*	Techwell, Inc	8
3,400	*	Tekelec	57
2,403		Teleflex, Inc	108
23,240	*	Tellabs, Inc	133
2,908	*	Tessera Technologies, Inc	74
73,195		Texas Instruments, Inc	1,558
2,807	*	Thomas & Betts Corp	81
3,408	*	Trident Microsystems, Inc	6
8,683	*	Triquint Semiconductor, Inc	46
2,833	*	TTM Technologies, Inc	23
755	*	Ultralife Corp	5
1,466	*	Universal Display Corp	14
932	*	Universal Electronics, Inc	19
3,575	*	US Geothermal, Inc	5
7,742	*	Utstarcom, Inc	13
3,056	*	Valence Technology, Inc	5
4,336	*	Varian Semiconductor Equipment Associates, Inc	104
1,399	*	Viasat, Inc	36
1,471		Vicor Corp	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

705	*	Virage Logic Corp	$3
10,877	*	Vishay Intertechnology, Inc	74
1,235	*	Volterra Semiconductor Corp	16
4,143		Whirlpool Corp	176
720	*	White Electronic Designs Corp	3
15,723		Xilinx, Inc	322
3,311	*	Zix Corp	5
1,635	*	Zoltek Cos, Inc	16
3,150	*	Zoran Corp	34

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	46,001

ENGINEERING AND MANAGEMENT SERVICES - 0.99%
997	*	Accelrys, Inc	6
34,670		Accenture Ltd (Class A)	1,160
1,025	*	Advisory Board Co	26
5,591	*	Aecom Technology Corp	179
609	*	Affymax, Inc	11
8,040	*	Amylin Pharmaceuticals, Inc	108
4,682	*	Ariad Pharmaceuticals, Inc	7
900		CDI Corp	10
4,841	*	Celera Corp	37
1,080	*	comScore, Inc	14
758	*	Cornell Cos, Inc	12
2,117		Corporate Executive Board Co	44
717	*	CRA International, Inc	20
1,108		Diamond Management & Technology Consultants, Inc	5
3,370	*	Dyax Corp	7
2,888	*	eResearch Technology, Inc	18
5,381	*	Exelixis, Inc	26
1,066	*	Exponent, Inc	26
10,189		Fluor Corp	523
691	*	Franklin Covey Co	4
2,145	*	Furmanite Corp	10
3,642	*	Genpact Ltd	43
3,105	*	Gen-Probe, Inc	133
4,985	*	Hewitt Associates, Inc (Class A)	148
1,422	*	Hill International, Inc	6
1,154	*	Huron Consulting Group, Inc	53
449	*	ICF International, Inc	12
4,807	*	Incyte Corp	16
1,026	*	Infinity Pharmaceuticals, Inc	6
7,095	*	Insmed, Inc	7
5,385	*	Isis Pharmaceuticals, Inc	89
6,928	*	Jacobs Engineering Group, Inc	292
8,930		KBR, Inc	165
798	*	Kendle International, Inc	10
584		Landauer, Inc	36
5,020	*	Lexicon Pharmaceuticals, Inc	6
2,138	*	Luminex Corp	40
799		MAXIMUS, Inc	33
1,801	*	Maxygen, Inc	12
13,294	*	McDermott International, Inc	270
445	*	Michael Baker Corp	19
5,380	*	Myriad Genetics, Inc	192
2,873	*	Navigant Consulting, Inc	37
1,729	*	Omnicell, Inc	19
18,418		Paychex, Inc	464
3,815	*	Regeneron Pharmaceuticals, Inc	68
1,803	*	Repligen Corp	10
2,863	*	Resources Connection, Inc	49
2,187	*	Rigel Pharmaceuticals, Inc	27
3,216	*	RTI Biologics, Inc	14
11,155	*	SAIC, Inc	207
2,157	*	Sangamo Biosciences, Inc	11
3,562	*	Savient Pharmaceuticals, Inc	49
3,875	*	Seattle Genetics, Inc	38
2,710	*	Sequenom, Inc	11
4,915	*	Shaw Group, Inc	135

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

571	*	Stanley, Inc	$19
1,956	*	Symyx Technologies, Inc	11
692	*	Tejon Ranch Co	18
3,591	*	Tetra Tech, Inc	103
360	*	Transcend Services, Inc	6
4,873	*	URS Corp	241
5,034	*	VCA Antech, Inc	134
205		VSE Corp	5
2,310		Watson Wyatt & Co Holdings (Class A)	87

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,604

FABRICATED METAL PRODUCTS - 0.57%
1,788	*	Alliant Techsystems, Inc	147
532		Ameron International Corp	36
3,998		Aptargroup, Inc	135
5,268		Ball Corp	237
377	*	Bway Holding Co	7
1,700	*	Chart Industries, Inc	31
1,064		CIRCOR International, Inc	25
6,611		Commercial Metals Co	106
2,957		Crane Co	66
9,365	*	Crown Holdings, Inc	226
757		Dynamic Materials Corp	15
2,853	*	Griffon Corp	24
727		Gulf Island Fabrication, Inc	12
267	*	Hawk Corp	4
25,840		Illinois Tool Works, Inc	964
916		Insteel Industries, Inc	8
904	*	Ladish Co, Inc	12
2,280	*	Mobile Mini, Inc	33
6,723		Mueller Water Products, Inc (Class A)	25
1,321	*	NCI Building Systems, Inc	3
708	*	North American Galvanizing & Coating, Inc	4
9,262		Parker Hannifin Corp	397
5,113		Pentair, Inc	131
2,169		Quanex Building Products Corp	24
1,422		Silgan Holdings, Inc	70
2,152		Simpson Manufacturing Co, Inc	47
2,979	*	Smith & Wesson Holding Corp	17
3,374		Snap-On, Inc	97
4,479		Stanley Works	152
957		Sturm Ruger & Co, Inc	12
685		Sun Hydraulics Corp	11
3,948	*	Taser International, Inc	18
809	*	Trimas Corp	3
1,173		Valmont Industries, Inc	85
1,666		Watts Water Technologies, Inc (Class A)	36

		TOTAL FABRICATED METAL PRODUCTS	3,220

FISHING, HUNTING, AND TRAPPING - 0.00%**
441	*	HQ Sustainable Maritime Industries, Inc	4

		TOTAL FISHING, HUNTING, AND TRAPPING	4

FOOD AND KINDRED PRODUCTS - 4.03%
1,200	*	AgFeed Industries, Inc	7
500	*	American Dairy, Inc	20
1,141	*	American Italian Pasta Co	33
36,814		Archer Daniels Midland Co	986
1,189		B&G Foods, Inc (Class A)	10
700	*	Boston Beer Co, Inc (Class A)	21
6,906		Bunge Ltd	416
11,605		Campbell Soup Co	341
3,882	*	Central Garden and Pet Co (Class A)	38
263		Coca-Cola Bottling Co Consolidated	14
132,719		Coca-Cola Co	6,369
17,887		Coca-Cola Enterprises, Inc	298

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

25,800		ConAgra Foods, Inc	$492
11,059	*	Constellation Brands, Inc (Class A)	140
4,422		Corn Products International, Inc	118
4,436	*	Darling International, Inc	29
11,854		Del Monte Foods Co	111
958		Diamond Foods, Inc	27
14,744	*	Dr Pepper Snapple Group, Inc	312
616		Farmer Bros Co	14
4,071		Flowers Foods, Inc	89
18,929		General Mills, Inc	1,060
17,767		H.J. Heinz Co	634
4,145	*	Hansen Natural Corp	128
8,596		Hershey Co	309
4,077		Hormel Foods Corp	141
740		Imperial Sugar Co	9
800		J&J Snack Foods Corp	29
6,683		J.M. Smucker Co	325
14,178		Kellogg Co	660
83,780		Kraft Foods, Inc (Class A)	2,123
975		Lancaster Colony Corp	43
1,746		Lance, Inc	40
686	*	M&F Worldwide Corp	14
7,003		McCormick & Co, Inc	228
2,000	*	Mead Johnson Nutrition Co	64
7,100		Molson Coors Brewing Co (Class B)	301
621	*	National Beverage Corp	7
1,110	*	Omega Protein Corp	5
924	*	Overhill Farms, Inc	5
919	*	Peet’s Coffee & Tea, Inc	23
7,832		Pepsi Bottling Group, Inc	265
3,428		PepsiAmericas, Inc	92
89,319		PepsiCo, Inc	4,909
3,128	*	Ralcorp Holdings, Inc	191
9,721		Reynolds American, Inc	376
1,203		Sanderson Farms, Inc	54
40,062		Sara Lee Corp	391
365	*	Seneca Foods Corp	12
3,778	*	Smart Balance, Inc	26
6,686	*	Smithfield Foods, Inc	93
1,120		Tootsie Roll Industries, Inc	25
2,025	*	TreeHouse Foods, Inc	58
16,683		Tyson Foods, Inc (Class A)	210

		TOTAL FOOD AND KINDRED PRODUCTS	22,735

FOOD STORES - 0.33%
97		Arden Group, Inc (Class A)	12
2,122	*	Great Atlantic & Pacific Tea Co, Inc	9
700		Ingles Markets, Inc (Class A)	11
37,535		Kroger Co	829
1,718	*	Panera Bread Co (Class A)	86
1,414	*	Pantry, Inc	23
2,557		Ruddick Corp	60
24,417		Safeway, Inc	497
12,857		Supervalu, Inc	166
233	*	Susser Holdings Corp	3
424		Village Super Market (Class A)	13
611		Weis Markets, Inc	20
6,335	*	Whole Foods Market, Inc	120
3,211	*	Winn-Dixie Stores, Inc	40

		TOTAL FOOD STORES	1,889

FORESTRY - 0.10%
4,673		Rayonier, Inc	170
12,050		Weyerhaeuser Co	367

		TOTAL FORESTRY	537

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

FURNITURE AND FIXTURES - 0.13%
478	*	Astronics Corp	$5
1,625		Ethan Allen Interiors, Inc	17
2,907		Furniture Brands International, Inc	9
3,277		Herman Miller, Inc	50
3,482		Hill-Rom Holdings, Inc	56
2,675		HNI Corp	48
680		Hooker Furniture Corp	8
1,737		Kimball International, Inc (Class B)	11
3,360	*	Kinetic Concepts, Inc	92
3,352		La-Z-Boy, Inc	16
8,764		Leggett & Platt, Inc	133
20,693		Masco Corp	198
2,732	*	Sealy Corp	5
411	*	Stanley Furniture Co, Inc	4
3,734		Steelcase, Inc (Class A)	22
4,232		Tempur-Pedic International, Inc	56

		TOTAL FURNITURE AND FIXTURES	730

FURNITURE AND HOME FURNISHINGS STORES - 0.27%
14,610	*	Bed Bath & Beyond, Inc	449
19,297		Best Buy Co, Inc	647
9,576	*	GameStop Corp (Class A)	211
1,232		Haverty Furniture Cos, Inc	11
750	*	hhgregg, Inc	11
2,965		Knoll, Inc	22
6,020	*	Pier 1 Imports, Inc	12
6,874		RadioShack Corp	96
303	*	Rex Stores Corp	3
1,789	*	Tuesday Morning Corp	6
5,558		Williams-Sonoma, Inc	66

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,534

GENERAL BUILDING CONTRACTORS - 0.20%
115	*	Amrep Corp	1
310	*	Avatar Holdings, Inc	6
2,556	*	Beazer Homes USA, Inc	5
485		Brookfield Homes Corp	2
379	*	Cavco Industries, Inc	10
7,355		Centex Corp	62
16,198		DR Horton, Inc	152
2,297	*	Hovnanian Enterprises, Inc (Class A)	5
4,524		KB Home	62
7,949		Lennar Corp (Class A)	77
862	*	M/I Homes, Inc	8
1,316		McGrath RentCorp	25
2,061		MDC Holdings, Inc	62
1,694	*	Meritage Homes Corp	32
320	*	NVR, Inc	161
1,588	*	Perini Corp	28
11,880		Pulte Homes, Inc	105
2,630		Ryland Group, Inc	44
4,272	*	Standard-Pacific Corp	9
1,110	*	Team, Inc	17
7,726	*	Toll Brothers, Inc	131
3,122		Walter Industries, Inc	114

		TOTAL GENERAL BUILDING CONTRACTORS	1,118

GENERAL MERCHANDISE STORES - 1.99%
2,874	*	99 Cents Only Stores	39
4,889	*	Big Lots, Inc	103
3,347	*	BJ’s Wholesale Club, Inc	108
2,565		Casey’s General Stores, Inc	66
481	*	Conn’s, Inc	6
24,943		Costco Wholesale Corp	1,140
2,499		Dillard’s, Inc (Class A)	23
7,722		Family Dollar Stores, Inc	219

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,625		Fred’s, Inc (Class A)	$33
12,763		JC Penney Co, Inc	366
23,606		Macy’s, Inc	278
1,292	*	Retail Ventures, Inc	3
7,006	*	Saks, Inc	31
2,868	*	Sears Holdings Corp	191
1,757	*	Stein Mart, Inc	16
43,145		Target Corp	1,702
23,804		TJX Companies, Inc	749
126,647		Wal-Mart Stores, Inc	6,134

		TOTAL GENERAL MERCHANDISE STORES	11,207

HEALTH SERVICES - 1.22%
1,316	*	Alliance Imaging, Inc	10
2,099	*	Allied Healthcare International, Inc	5
380	*	Almost Family, Inc	10
1,533	*	Amedisys, Inc	51
425	*	America Service Group, Inc	7
608	*	American Dental Partners, Inc	6
17,815		AmerisourceBergen Corp	315
1,528	*	Amsurg Corp	33
742	*	Assisted Living Concepts, Inc (A Shares)	11
621	*	Bio-Reference Labs, Inc	20
2,436		Brookdale Senior Living, Inc	24
584	*	China Sky One Medical, Inc	8
5,483	*	Community Health Systems, Inc	138
1,564	*	Continucare Corp	4
617	*	Corvel Corp	14
3,657	*	Covance, Inc	180
8,377	*	Coventry Health Care, Inc	157
2,234	*	Cross Country Healthcare, Inc	15
1,413	*	CryoLife, Inc	8
5,769	*	DaVita, Inc	285
3,066	*	Edwards Lifesciences Corp	208
1,474	*	eHealth, Inc	26
1,185	*	Emeritus Corp	16
517		Ensign Group, Inc	7
1,864	*	Enzo Biochem, Inc	8
14,103	*	Express Scripts, Inc	971
810	*	Genomic Health, Inc	14
920	*	Genoptix, Inc	29
1,497	*	Gentiva Health Services, Inc	25
1,399	*	Health Grades, Inc	5
14,183	*	Health Management Associates, Inc (Class A)	70
4,886	*	Healthsouth Corp	71
2,153	*	Healthways, Inc	29
3,543	*	Immunomedics, Inc	9
904	*	IPC The Hospitalist Co, Inc	24
1,974	*	Kindred Healthcare, Inc	24
6,195	*	Laboratory Corp of America Holdings	420
735	*	LHC Group, Inc	16
529	*	Life Sciences Research, Inc	4
3,256	*	LifePoint Hospitals, Inc	85
4,139	*	Lincare Holdings, Inc	97
1,896	*	Magellan Health Services, Inc	62
15,663		McKesson Corp	689
955	*	Medcath Corp	11
27,831	*	Medco Health Solutions, Inc	1,270
506		National Healthcare Corp	19
5,807	*	Nektar Therapeutics	38
1,311	*	Nighthawk Radiology Holdings, Inc	5
1,196	*	NovaMed, Inc	5
2,438	*	Odyssey HealthCare, Inc	25
6,412		Omnicare, Inc	165
2,737	*	Pediatrix Medical Group, Inc	114
6,149		Pharmaceutical Product Development, Inc	143
3,353	*	Psychiatric Solutions, Inc	76
9,078		Quest Diagnostics, Inc	512

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,200	*	RehabCare Group, Inc	$29
1,374	*	Skilled Healthcare Group, Inc (Class A)	10
2,651	*	Sun Healthcare Group, Inc	22
2,773	*	Sunrise Senior Living, Inc	5
28,196	*	Tenet Healthcare Corp	80
2,659		Universal Health Services, Inc (Class B)	130
701	*	US Physical Therapy, Inc	10

		TOTAL HEALTH SERVICES	6,879

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
849	*	Broadwind Energy, Inc	10
1,314	*	Comverge, Inc	16
2,028		Granite Construction, Inc	67
2,403		Great Lakes Dredge & Dock Corp	11
659	*	LB Foster Co (Class A)	20
1,545	*	Matrix Service Co	18
881	*	MYR Group, Inc	17
1,298	*	Orion Marine Group, Inc	25
701	*	Sterling Construction Co, Inc	11

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	195

HOLDING AND OTHER INVESTMENT OFFICES - 2.32%
2,117		Acadia Realty Trust	28
2,436	*	Affiliated Managers Group, Inc	142
505		Agree Realty Corp	9
123		Alexander’s, Inc	33
2,162		Alexandria Real Estate Equities, Inc	77
9,073		Allied Capital Corp	32
8,012		AMB Property Corp	151
2,873		American Campus Communities, Inc	64
580		American Capital Agency Corp	13
31,591		Annaly Mortgage Management, Inc	478
3,218		Anthracite Capital, Inc	2
5,119		Anworth Mortgage Asset Corp	37
6,369		Apartment Investment & Management Co (Class A)	56
4,663		Ashford Hospitality Trust, Inc	13
936		Associated Estates Realty Corp	6
4,755		AvalonBay Communities, Inc	266
5,385		BioMed Realty Trust, Inc	55
6,864		Boston Properties, Inc	327
7,051		Brandywine Realty Trust	53
2,874		BRE Properties, Inc (Class A)	68
3,578		Camden Property Trust	99
651	*	Cape Bancorp, Inc	6
2,642		Capital Lease Funding, Inc	7
194		Capital Southwest Corp	14
3,219		Capstead Mortgage Corp	41
806		Care Investment Trust, Inc	4
4,238		CBL & Associates Properties, Inc	23
2,712		Cedar Shopping Centers, Inc	12
442		Cherokee, Inc	9
1,554		Cogdell Spencer, Inc	7
2,945		Colonial Properties Trust	22
3,120		Corporate Office Properties Trust	92
2,483		Cousins Properties, Inc	21
1,102		Danvers Bancorp, Inc	15
10,500		DCT Industrial Trust, Inc	43
7,889		Developers Diversified Realty Corp	38
5,943		DiamondRock Hospitality Co	37
4,296		Digital Realty Trust, Inc	154
7,265		Douglas Emmett, Inc	65
13,061		Duke Realty Corp	115
673		Dynex Capital, Inc	6
1,377		EastGroup Properties, Inc	45
1,200		Education Realty Trust, Inc	5
1,772		Entertainment Properties Trust	37
1,227		Equity Lifestyle Properties, Inc	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,074		Equity One, Inc	$28
15,763		Equity Residential	350
1,493		Essex Property Trust, Inc	93
4,748		Extra Space Storage, Inc	40
3,517		Federal Realty Investment Trust	181
3,926		FelCor Lodging Trust, Inc	10
2,899		First Industrial Realty Trust, Inc	13
1,470		First Potomac Realty Trust	14
3,189		Franklin Street Properties Corp	42
1,193		Getty Realty Corp	23
1,256		Gladstone Capital Corp	9
498		Gladstone Commercial Corp	6
2,171		Glimcher Realty Trust	6
2,128		Gramercy Capital Corp	3
1,395	*	Harris & Harris Group, Inc	8
1,760		Hatteras Financial Corp	50
15,757		HCP, Inc	334
6,671		Health Care REIT, Inc	227
3,212		Healthcare Realty Trust, Inc	54
2,467		Hersha Hospitality Trust	6
3,786		Highwoods Properties, Inc	85
2,378	*	Hilltop Holdings, Inc	28
1,938		Home Properties, Inc	66
5,735		Hospitality Properties Trust	68
34,862		Host Marriott Corp	292
13,475		HRPT Properties Trust	55
3,399		Inland Real Estate Corp	24
3,315		Investors Real Estate Trust	29
54,577		iShares Russell 3000 Index Fund	2,939
6,086	*	iStar Financial, Inc	17
2,062		Kilroy Realty Corp	42
21,105		Kimco Realty Corp	212
1,900		Kite Realty Group Trust	6
2,898		LaSalle Hotel Properties	36
4,301		Lexington Corporate Properties Trust	15
5,687		Liberty Property Trust	131
1,314		LTC Properties, Inc	27
4,293		Macerich Co	76
4,206		Mack-Cali Realty Corp	96
377	*	Main Street Capital Corp	5
3,989		Medical Properties Trust, Inc	24
12,785		MFA Mortgage Investments, Inc	88
1,526		Mid-America Apartment Communities, Inc	56
1,230		Mission West Properties, Inc	8
1,097		Monmouth Real Estate Investment Corp (Class A)	6
1,507		MVC Capital, Inc	13
1,400		National Health Investors, Inc	37
4,764		National Retail Properties, Inc	83
5,757		Nationwide Health Properties, Inc	148
3,670		NorthStar Realty Finance Corp	10
4,423		Omega Healthcare Investors, Inc	69
946		Parkway Properties, Inc	12
1,975		Pennsylvania Real Estate Investment Trust	10
9,852		Plum Creek Timber Co, Inc	293
2,677		Post Properties, Inc	36
2,494		Potlatch Corp	61
25,473		Prologis	205
2,233		Prospect Capital Corp	21
1,073		PS Business Parks, Inc	52
7,547		Public Storage, Inc	494
3,865		RAIT Investment Trust	5
992		Ramco-Gershenson Properties	10
6,195		Realty Income Corp	136
4,253		Redwood Trust, Inc	63
4,430		Regency Centers Corp	155
1,355		Resource Capital Corp	4
590		Saul Centers, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,554		Senior Housing Properties Trust	$107
13,853		Simon Property Group, Inc	713
4,148		SL Green Realty Corp	95
1,302		Sovran Self Storage, Inc	32
470	*	SRS Labs, Inc	3
4,727		Strategic Hotels & Resorts, Inc	5
1,069		Sun Communities, Inc	15
4,063		Sunstone Hotel Investors, Inc	22
1,964		Tanger Factory Outlet Centers, Inc	64
3,299		Taubman Centers, Inc	89
8,268		UDR, Inc	85
507		UMH Properties, Inc	4
1,095		Universal Health Realty Income Trust	35
1,407		Urstadt Biddle Properties, Inc (Class A)	20
3,042		U-Store-It Trust	15
8,833		Ventas, Inc	264
16,792		Virgin Media, Inc	157
354	*	Virtus Investment Partners, Inc	5
8,920		Vornado Realty Trust	402
3,736		WABCO Holdings, Inc	66
1,139	*	Walter Investment Management Corp	15
3,060		Washington Real Estate Investment Trust	68
5,688		Weingarten Realty Investors	83
696		Winthrop Realty Trust	6

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	13,105

HOTELS AND OTHER LODGING PLACES - 0.24%
1,418		Ameristar Casinos, Inc	27
1,131	*	Bluegreen Corp	3
2,948		Boyd Gaming Corp	25
1,931		Choice Hotels International, Inc	51
2,114	*	Gaylord Entertainment Co	27
1,718	*	Great Wolf Resorts, Inc	4
1,142	*	Isle of Capri Casinos, Inc	15
16,917	*	Las Vegas Sands Corp	133
1,242		Marcus Corp	13
17,303		Marriott International, Inc (Class A)	381
10,940	*	MGM Mirage	70
604	*	Monarch Casino & Resort, Inc	4
1,158	*	Morgans Hotel Group Co	4
4,008	*	Orient-Express Hotels Ltd (Class A)	34
660	*	Outdoor Channel Holdings, Inc	4
10,882		Starwood Hotels & Resorts Worldwide, Inc	242
1,755	*	Vail Resorts, Inc	47
10,029		Wyndham Worldwide Corp	122
3,755		Wynn Resorts Ltd	133

		TOTAL HOTELS AND OTHER LODGING PLACES	1,339

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.32%
1,591	*	3PAR, Inc	20
1,014		Aaon, Inc	20
2,862		Actuant Corp (Class A)	35
5,054	*	AGCO Corp	147
374		Alamo Group, Inc	4
3,068	*	Allis-Chalmers Energy, Inc	7
1,557	*	Altra Holdings, Inc	12
475		Ampco-Pittsburgh Corp	11
76,352		Applied Materials, Inc	839
420	*	Argan, Inc	6
1,159	*	Astec Industries, Inc	34
3,489		Black & Decker Corp	100
973		Black Box Corp	33
2,004	*	Blount International, Inc	17
525	*	Bolt Technology Corp	6
3,023		Briggs & Stratton Corp	40
22,509	*	Brocade Communications Systems, Inc	176
4,418	*	Brooks Automation, Inc	20
4,188		Bucyrus International, Inc (Class A)	120

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,596		Carlisle Cos, Inc	$86
674		Cascade Corp	11
34,572		Caterpillar, Inc	1,141
4,265	*	Cirrus Logic, Inc	19
1,273	*	Colfax Corp	10
1,162	*	Columbus McKinnon Corp	15
1,943	*	Cray, Inc	15
11,327		Cummins, Inc	399
2,289		Curtiss-Wright Corp	68
1,601	*	Cymer, Inc	48
24,301		Deere & Co	970
98,277	*	Dell, Inc	1,350
3,899		Diebold, Inc	103
4,554		Donaldson Co, Inc	158
10,790		Dover Corp	357
4,447	*	Dresser-Rand Group, Inc	116
1,793	*	Dril-Quip, Inc	68
115,446	*	EMC Corp	1,513
4,937	*	Emulex Corp	48
2,145	*	Ener1, Inc	12
1,595	*	ENGlobal Corp	8
1,258	*	EnPro Industries, Inc	23
6,075	*	Entegris, Inc	17
6,147	*	Extreme Networks, Inc	12
573	*	Flanders Corp	4
2,307	*	Flow International Corp	5
3,271		Flowserve Corp	228
7,010	*	FMC Technologies, Inc	264
1,063	*	Fuel Tech, Inc	10
3,082	*	Gardner Denver, Inc	78
1,023		Gorman-Rupp Co	21
3,057		Graco, Inc	67
604		Graham Corp	8
621	*	Harbin Electric, Inc	10
136,999		Hewlett-Packard Co	5,296
334	*	Hurco Cos, Inc	5
4,356		IDEX Corp	107
1,615	*	Immersion Corp	8
3,395	*	Intermec, Inc	44
75,708		International Business Machines Corp	7,906
16,521		International Game Technology	263
1,163	*	Intevac, Inc	10
1,159	*	Isilon Systems, Inc	5
10,371		ITT Industries, Inc	462
11,065		Jabil Circuit, Inc	82
1,665		John Bean Technologies Corp	21
34,177		Johnson Controls, Inc	742
5,717		Joy Global, Inc	204
993	*	Kadant, Inc	11
1,677		Kaydon Corp	55
3,920		Kennametal, Inc	75
3,600	*	Kulicke & Soffa Industries, Inc	12
7,433	*	Lam Research Corp	193
2,798		Lennox International, Inc	90
4,542	*	Lexmark International, Inc (Class A)	72
700		Lindsay Manufacturing Co	23
949		Lufkin Industries, Inc	40
7,596		Manitowoc Co, Inc	40
901		Met-Pro Corp	10
4,743	*	Micros Systems, Inc	120
902	*	Middleby Corp	40
2,342		Modine Manufacturing Co	11
381		Nacco Industries, Inc (Class A)	11
1,196	*	NATCO Group, Inc (Class A)	39
714	*	Natural Gas Services Group, Inc	9
2,372	*	Netezza Corp	20
2,164	*	Netgear, Inc	31
2,012		Nordson Corp	78

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

18,410		Northrop Grumman Corp	$841
2,961	*	Oil States International, Inc	72
6,874		Pall Corp	183
7,872		Palm, Inc	130
11,719		Pitney Bowes, Inc	257
762	*	PMFG, Inc	7
12,525	*	Quantum Corp	10
1,782	*	Rackable Systems, Inc	8
22,689		Raytheon Co	1,007
1,335	*	RBC Bearings, Inc	27
630	*	Rimage Corp	10
3,287	*	Riverbed Technology, Inc	76
1,676		Robbins & Myers, Inc	32
7,798	*	Safeguard Scientifics, Inc	10
13,101	*	SanDisk Corp	192
744		Sauer-Danfoss, Inc	5
1,663	*	Scansource, Inc	41
3,758	*	Scientific Games Corp (Class A)	59
28,322		Seagate Technology, Inc	296
16,448	*,m	Seagate Technology, Inc (Escrow)	—	^
1,100	*	Semitool, Inc	5
1,525	*	Sigma Designs, Inc	24
2,863		SPX Corp	140
800		Standex International Corp	9
1,504	*	STEC, Inc	35
1,355	*	Super Micro Computer, Inc	10
746	*	T-3 Energy Services, Inc	9
1,000	*	Tecumseh Products Co (Class A)	10
868		Tennant Co	16
9,706	*	Teradata Corp	227
5,654	*	Terex Corp	68
15,999		Textron, Inc	155
4,954		Timken Co	85
1,803		Toro Co	54
562		Twin Disc, Inc	4
1,608	*	Ultratech, Inc	20
6,955	*	Varian Medical Systems, Inc	244
3,790	*	VeriFone Holdings, Inc	28
1,468		Watsco, Inc	72
12,603	*	Western Digital Corp	334
3,508		Woodward Governor Co	69
3,004	*	Zebra Technologies Corp (Class A)	71

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	29,996

INSTRUMENTS AND RELATED PRODUCTS - 3.62%
1,214	*	Abaxis, Inc	25
1,811	*	Abiomed, Inc	16
2,205	*	Accuray, Inc	15
4,200	*	Affymetrix, Inc	25
19,355	*	Agilent Technologies, Inc	394
3,618	*	Align Technology, Inc	38
17,571		Allergan, Inc	836
1,637	*	Alphatec Holdings, Inc	5
4,495	*	American Medical Systems Holdings, Inc	71
543		American Science & Engineering, Inc	38
790		Analogic Corp	29
1,276	*	Anaren, Inc	23
1,310	*	Angiodynamics, Inc	17
600	*	Argon ST, Inc	12
960	*	Aspect Medical Systems, Inc	6
86		Atrion Corp	12
2,626	*	ATS Medical, Inc	9
520	*	Axsys Technologies, Inc	28
779		Badger Meter, Inc	32
5,633		Bard (C.R.), Inc	419
34,881		Baxter International, Inc	1,846
3,934		Beckman Coulter, Inc	225
13,845		Becton Dickinson & Co	987

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,168	*	Bio-Rad Laboratories, Inc (Class A)	$88
85,665	*	Boston Scientific Corp	868
953	*	Bovie Medical Corp	8
3,040	*	Bruker BioSciences Corp	28
711	*	Cantel Medical Corp	12
1,175	*	Cardiac Science Corp	5
1,317	*	CardioNet, Inc	21
3,392	*	Cepheid, Inc	32
1,755	*	Clarient, Inc	7
1,426	*	Coherent, Inc	29
1,500		Cohu, Inc	13
1,825	*	Conmed Corp	28
2,715		Cooper Cos, Inc	67
646	*	Cutera, Inc	6
1,543	*	Cyberonics, Inc	26
475	*	Cynosure, Inc (Class A)	4
14,641		Danaher Corp	904
1,291	*	Delcath Systems, Inc	5
8,682		Dentsply International, Inc	265
2,984	*	Depomed, Inc	10
2,603	*	DexCom, Inc	16
911	*	Dionex Corp	56
430	*	DXP Enterprises, Inc	5
14,610		Eastman Kodak Co	43
988	*	Electro-Optical Sciences, Inc	8
43,222		Emerson Electric Co	1,400
2,539	*	Endologix, Inc	8
1,380	*	ESCO Technologies, Inc	62
1,694	*	Esterline Technologies Corp	46
4,213	*	ev3, Inc	45
408	*	Exactech, Inc	6
910	*	FARO Technologies, Inc	14
2,156	*	FEI Co	49
726	*	FGX International Holdings Ltd	8
8,241	*	Flir Systems, Inc	186
2,946	*	Formfactor, Inc	51
2,463	*	Fossil, Inc	60
6,468		Garmin Ltd	155
1,543	*	Haemonetics Corp	88
1,363	*	Hanger Orthopedic Group, Inc	19
1,163	*	Harvard Bioscience, Inc	5
807	*	Herley Industries, Inc	9
3,482		Hillenbrand, Inc	58
14,878	*	Hologic, Inc	212
535	*	Home Diagnostics, Inc	3
632	*	ICU Medical, Inc	26
344	*	ICx Technologies, Inc	2
1,260	*	I-Flow Corp	9
1,400	*	II-VI, Inc	31
7,001	*	Illumina, Inc	273
1,078	*	Insulet Corp	8
902	*	Integra LifeSciences Holdings Corp	24
2,147	*	Intuitive Surgical, Inc	351
1,945		Invacare Corp	34
5,039	*	ION Geophysical Corp	13
1,079	*	IRIS International, Inc	13
1,866	*	ISTA Pharmaceuticals, Inc	8
2,223	*	Itron, Inc	122
2,194	*	Ixia	15
520	*	Kensey Nash Corp	14
9,258		Kla-Tencor Corp	234
4,206	*	Kopin Corp	15
142	*	K-Tron International, Inc	11
758	*	KVH Industries, Inc	5
4,064	*	L-1 Identity Solutions, Inc	31
725	*	LaBarge, Inc	7
764	*	MAKO Surgical Corp	7
2,792	*	Masimo Corp	67

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

742	*	Measurement Specialties, Inc	$5
873	*	Medical Action Industries, Inc	10
63,809		Medtronic, Inc	2,225
1,469	*	Merit Medical Systems, Inc	24
2,006	*	Mettler-Toledo International, Inc	155
935	*	Micrus Endovascular Corp	8
3,299	*	Millipore Corp	232
1,677		Mine Safety Appliances Co	40
3,076	*	MKS Instruments, Inc	41
1,178		Movado Group, Inc	12
728		MTS Systems Corp	15
3,310		National Instruments Corp	75
1,662	*	Natus Medical, Inc	19
876	*	Neogen Corp	25
2,159	*	Newport Corp	13
2,136	*	NuVasive, Inc	95
794	*	NxStage Medical, Inc	5
1,010	*	Orthofix International NV	25
3,708	*	Orthovita, Inc	19
246	*	OYO Geospace Corp	6
1,140	*	Palomar Medical Technologies, Inc	17
6,858		PerkinElmer, Inc	119
4,369	*	Resmed, Inc	178
566	*	Rochester Medical Corp	8
8,241		Rockwell Automation, Inc	265
9,113		Rockwell Collins, Inc	380
836	*	Rockwell Medical Technologies, Inc	6
1,839	*	Rofin-Sinar Technologies, Inc	37
5,330		Roper Industries, Inc	242
1,464	*	Rudolph Technologies, Inc	8
1,080	*	Sirona Dental Systems, Inc	22
748	*	Somanetics Corp	12
957	*	SonoSite, Inc	19
1,958	*	Spectranetics Corp	10
19,625	*	St. Jude Medical, Inc	807
4,200	*	Star Scientific, Inc	4
939	*	Stereotaxis, Inc	4
3,530		STERIS Corp	92
19,038		Stryker Corp	757
2,227	*	Symmetry Medical, Inc	21
768	*	Synovis Life Technologies, Inc	16
2,100		Techne Corp	134
2,172	*	Teledyne Technologies, Inc	71
9,702	*	Teradyne, Inc	67
23,840	*	Thermo Electron Corp	973
3,399	*	Thoratec Corp	91
755	*	Trans1, Inc	5
7,006	*	Trimble Navigation Ltd	138
148		Utah Medical Products, Inc	4
1,724	*	Varian, Inc	68
937	*	Vascular Solutions, Inc	7
1,820	*	Veeco Instruments, Inc	21
828	*	Vital Images, Inc	9
3,486	*	Vivus, Inc	21
2,847	*	Volcano Corp	40
5,640	*	Waters Corp	290
2,200	*	Wright Medical Group, Inc	36
49,567		Xerox Corp	321
246		Young Innovations, Inc	5
12,407	*	Zimmer Holdings, Inc	529
1,200	*	Zoll Medical Corp	23
1,176	*	Zygo Corp	5

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	20,397

INSURANCE AGENTS, BROKERS AND SERVICE - 0.32%
15,884		AON Corp	602
5,455		Arthur J. Gallagher & Co	116
6,834		Brown & Brown, Inc	136

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,190	*	Crawford & Co (Class B)	$6
18,188		Hartford Financial Services Group, Inc	216
448		Life Partners Holdings, Inc	6
29,415		Marsh & McLennan Cos, Inc	592
2,320		National Financial Partners Corp	17
468		White Mountains Insurance Group Ltd	107

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,798

INSURANCE CARRIERS - 3.28%
25,647		Aetna, Inc	642
26,847		Aflac, Inc	835
310	*	Alleghany Corp	84
2,914		Allied World Assurance Holdings Ltd	119
30,778		Allstate Corp	751
15,976		Ambac Financial Group, Inc	15
3,620		American Equity Investment Life Holding Co	20
4,699		American Financial Group, Inc	101
135,835		American International Group, Inc	158
915		American National Insurance Co	69
478		American Physicians Capital, Inc	19
357		American Physicians Service Group, Inc	8
622	*	American Safety Insurance Holdings Ltd	8
2,840	*	AMERIGROUP Corp	76
1,131	*	Amerisafe, Inc	18
1,541		Amtrust Financial Services, Inc	18
2,676	*	Arch Capital Group Ltd	157
1,848	*	Argo Group International Holdings Ltd	52
4,987		Aspen Insurance Holdings Ltd	111
6,760		Assurant, Inc	163
3,652		Assured Guaranty Ltd	45
7,695		Axis Capital Holdings Ltd	201
625		Baldwin & Lyons, Inc (Class B)	12
1,848	*	Catalyst Health Solutions, Inc	46
2,707	*	Centene Corp	54
20,388		Chubb Corp	813
15,716		Cigna Corp	379
8,477		Cincinnati Financial Corp	189
2,162	*	Citizens, Inc (Class A)	13
1,743		CNA Financial Corp	27
1,100	*	CNA Surety Corp	15
10,885	*	Conseco, Inc	26
2,592		Delphi Financial Group, Inc (Class A)	50
850		Donegal Group, Inc (Class A)	13
360		Eastern Insurance Holdings, Inc	3
168		EMC Insurance Group, Inc	3
2,858		Employers Holdings, Inc	39
3,037		Endurance Specialty Holdings Ltd	89
426	*	Enstar Group Ltd	25
1,911		Erie Indemnity Co (Class A)	68
3,609		Everest Re Group Ltd	258
881		FBL Financial Group, Inc (Class A)	7
13,147		Fidelity National Title Group, Inc (Class A)	178
1,175	*	First Acceptance Corp	3
5,326		First American Corp	138
763		First Mercury Financial Corp	11
1,821		Flagstone Reinsurance Holdings Ltd	19
558	*	Fpic Insurance Group, Inc	17
24,785		Genworth Financial, Inc (Class A)	173
1,722	*	Greenlight Capital Re Ltd (Class A)	30
368	*	Hallmark Financial Services	3
3,054		Hanover Insurance Group, Inc	116
839		Harleysville Group, Inc	24
6,691		HCC Insurance Holdings, Inc	161
5,602	*	Health Net, Inc	87
2,916	*	Healthspring, Inc	32
2,536		Horace Mann Educators Corp	25
9,577	*	Humana, Inc	309
423		Independence Holding Co	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

936		Infinity Property & Casualty Corp	$34
3,094		IPC Holdings Ltd	85
326		Kansas City Life Insurance Co	9
10,630		Leucadia National Corp	224
14,418		Lincoln National Corp	248
18,097		Loews Corp	496
2,909		Maiden Holdings Ltd	19
508	*	Markel Corp	143
2,728		Max Re Capital Ltd	50
7,809	*	MBIA, Inc	34
2,850		Meadowbrook Insurance Group, Inc	19
274		Mercer Insurance Group, Inc	4
1,267		Mercury General Corp	42
32,671		Metlife, Inc	981
2,267	*	Metropolitan Health Networks, Inc	5
7,457		MGIC Investment Corp	33
720	*	Molina Healthcare, Inc	17
5,164		Montpelier Re Holdings Ltd	69
224		National Interstate Corp	3
154		National Western Life Insurance Co (Class A)	18
474	*	Navigators Group, Inc	21
376		NYMAGIC, Inc	5
858		Odyssey Re Holdings Corp	34
14,120		Old Republic International Corp	139
1,314		OneBeacon Insurance Group Ltd (Class A)	15
3,254		PartnerRe Ltd	211
7,094		Phoenix Cos, Inc	12
2,759		Platinum Underwriters Holdings Ltd	79
1,846	*	PMA Capital Corp (Class A)	8
5,465		PMI Group, Inc	11
1,393		Presidential Life Corp	11
2,214	*	Primus Guaranty Ltd	5
17,888		Principal Financial Group	337
1,589	*	ProAssurance Corp	73
39,067		Progressive Corp	590
4,503		Protective Life Corp	52
24,313		Prudential Financial, Inc	905
5,032		Radian Group, Inc	14
1,249	*	RadNet, Inc	3
3,978		Reinsurance Group of America, Inc (Class A)	139
3,366		RenaissanceRe Holdings Ltd	157
1,157		RLI Corp	52
784		Safety Insurance Group, Inc	24
999	*	SeaBright Insurance Holdings, Inc	10
2,700		Selective Insurance Group, Inc	34
2,873		Stancorp Financial Group, Inc	82
913		State Auto Financial Corp	16
1,214		Stewart Information Services Corp	17
4,785		Torchmark Corp	177
2,163		Tower Group, Inc	54
1,617		Transatlantic Holdings, Inc	70
33,727		Travelers Cos, Inc	1,385
979	*	Triple-S Management Corp (Class B)	15
2,880	*	United America Indemnity Ltd (Class A)	14
1,337		United Fire & Casualty Co	23
68,202		UnitedHealth Group, Inc	1,704
2,455		Unitrin, Inc	30
1,661	*	Universal American Financial Corp	14
587	*	Universal Insurance Holdings, Inc	3
19,013		UnumProvident Corp	302
2,604		Validus Holdings Ltd	57
7,931		W.R. Berkley Corp	170
2,485	*	WellCare Health Plans, Inc	46
27,831	*	WellPoint, Inc	1,416
49		Wesco Financial Corp	14
19,417		XL Capital Ltd (Class A)	223
2,339		Zenith National Insurance Corp	51

		TOTAL INSURANCE CARRIERS	18,485

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
779	*	China Fire & Security Group, Inc	$9
6,790	*	Corrections Corp of America	115
3,103	*	Geo Group, Inc	58

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	182

LEATHER AND LEATHER PRODUCTS - 0.12%
17,985		Coach, Inc	484
4,890	*	CROCS, Inc	17
927	*	Genesco, Inc	17
3,284	*	Iconix Brand Group, Inc	51
1,030	*	Steven Madden Ltd	26
2,673	*	Timberland Co (Class A)	35
378		Weyco Group, Inc	9
2,989		Wolverine World Wide, Inc	66

		TOTAL LEATHER AND LEATHER PRODUCTS	705

LEGAL SERVICES - 0.03%
3,007	*	FTI Consulting, Inc	152
564	*	Pre-Paid Legal Services, Inc	25

		TOTAL LEGAL SERVICES	177

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
564	*	Emergency Medical Services Corp (Class A)	21

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	21

LUMBER AND WOOD PRODUCTS - 0.02%
660		American Woodmark Corp	15
695		Deltic Timber Corp	25
6,361	*	Louisiana-Pacific Corp	22
442		Skyline Corp	10
979		Universal Forest Products, Inc	32

		TOTAL LUMBER AND WOOD PRODUCTS	104

METAL MINING - 0.54%
2,642	*	Allied Nevada Gold Corp	21
7,585		Cleveland-Cliffs, Inc	186
3,809	*	Coeur d’Alene Mines Corp	47
2,613		Foundation Coal Holdings, Inc	73
23,601		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,183
12,176	*	Hecla Mining Co	33
27,321		Newmont Mining Corp	1,117
3,795	*	Paramount Gold and Silver Corp	6
3,886	*	Patriot Coal Corp	25
3,261	*	Rosetta Resources, Inc	29
2,062		Royal Gold, Inc	86
1,718	*	ShengdaTech, Inc	6
10,212		Southern Copper Corp	209
1,968	*	Stillwater Mining Co	11
2,759	*	Uranerz Energy Corp	5
4,575	*	US Gold Corp	12

		TOTAL METAL MINING	3,049

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
988		Armstrong World Industries, Inc	16
386		Blyth, Inc	12
4,329		Callaway Golf Co	22
2,087		Daktronics, Inc	16
7,299		Hasbro, Inc	177
2,253	*	Intrepid Potash, Inc	63
1,657	*	Jakks Pacific, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,840	*	Jarden Corp	$91
1,909	*	Leapfrog Enterprises, Inc	4
1,066		Marine Products Corp	4
20,726		Mattel, Inc	333
45	*	Oil-Dri Corp of America	1
1,217	*	RC2 Corp	16
2,802	*	Shuffle Master, Inc	19
467	*	Steinway Musical Instruments, Inc	5

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	800

MISCELLANEOUS RETAIL - 1.53%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	2
1,110	*	Allion Healthcare, Inc	7
18,788	*	Amazon.com, Inc	1,573
2,240		Barnes & Noble, Inc	46
1,412		Big 5 Sporting Goods Corp	16
812	*	Blue Nile, Inc	35
3,769	*	Borders Group, Inc	14
968	*	Build-A-Bear Workshop, Inc	4
2,068	*	Cabela’s, Inc	25
1,865		Cash America International, Inc	44
3,306	*	CKX, Inc	23
3,853	*	Coldwater Creek, Inc	23
82,956		CVS Corp	2,645
4,676	*	Dick’s Sporting Goods, Inc	80
5,275	*	Dollar Tree, Inc	222
5,097	*	Drugstore.Com	9
2,322	*	Ezcorp, Inc (Class A)	25
554	*	Fuqi International, Inc	11
1,606	*	GSI Commerce, Inc	23
1,477	*	Hibbett Sports, Inc	27
2,163	*	HSN, Inc	23
1,539	*	Jo-Ann Stores, Inc	32
688	*	Kirkland’s, Inc	8
2,975	*	Marvel Entertainment, Inc	106
2,547		MSC Industrial Direct Co (Class A)	90
2,071		Nutri/System, Inc	30
15,426	*	Office Depot, Inc	70
4,100		OfficeMax, Inc	26
840	*	Overstock.com, Inc	10
648	*	PC Mall, Inc	4
7,407		Petsmart, Inc	159
2,376	*	Priceline.com, Inc	265
811		Pricesmart, Inc	14
33,788	*	Rite Aid Corp	51
1,181	*	Shutterfly, Inc	16
4,632		Signet Jewelers Ltd	96
1,120	*	Stamps.com, Inc	9
40,325		Staples, Inc	813
461		Systemax, Inc	5
7,244		Tiffany & Co	184
56,472		Walgreen Co	1,661
1,783		World Fuel Services Corp	74
1,423	*	Zale Corp	5
933	*	Zumiez, Inc	7

		TOTAL MISCELLANEOUS RETAIL	8,612

MOTION PICTURES - 0.66%
860	*	Ascent Media Corp (Series A)	23
1,355	*	Avid Technology, Inc	18
563	*	Carmike Cinemas, Inc	5
1,605		Cinemark Holdings, Inc	18
15,813	*	Discovery Communications, Inc (Class C)	325
4,266	*	DreamWorks Animation SKG, Inc (Class A)	117
1,016	*	Gaiam, Inc (Class A)	6
5,451	*	Macrovision Solutions Corp	119
2,600		National CineMedia, Inc	36
130,632		News Corp (Class A)	1,190

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,340		Regal Entertainment Group (Class A)	$57
475	*	Rentrak Corp	8
67,969		Time Warner, Inc	1,712
8,733	*	tw telecom inc (Class A)	90

		TOTAL MOTION PICTURES	3,724

NONDEPOSITORY INSTITUTIONS - 0.62%
3,111		Advance America Cash Advance Centers, Inc	14
11,110		American Capital Ltd	36
57,887		American Express Co	1,344
5,299	*	AmeriCredit Corp	72
8,509		Apollo Investment Corp	51
5,815		Ares Capital Corp	47
292		BlackRock Kelso Capital Corp	2
2,000	*	Boise, Inc	3
25,714		Capital One Financial Corp	562
12,677		CapitalSource, Inc	62
36,441		Chimera Investment Corp	127
22,233		CIT Group, Inc	48
1,233	*	CompuCredit Corp	3
533	*	Credit Acceptance Corp	12
27,711		Discover Financial Services	284
966	*	Encore Capital Group, Inc	13
1,621		Financial Federal Corp	33
1,630	*	First Cash Financial Services, Inc	29
3,742	*	First Marblehead Corp	8
1,326		Gladstone Investment Corp	6
10,628		GLG Partners, Inc	43
4,024	*	Heckmann Corp	15
1,766		Hercules Technology Growth Capital, Inc	15
1,243	*	Information Services Group, Inc	4
1,051		Kohlberg Capital Corp	7
5,255		Lender Processing Services, Inc	146
3,668	*	MCG Capital Corp	9
872		Medallion Financial Corp	7
1,518	*	Mercadolibre, Inc	41
1,165	*	Nelnet, Inc (Class A)	16
812	*	NewStar Financial, Inc	2
1,181		NGP Capital Resources Co	7
2,525	*	Ocwen Financial Corp	33
1,209		PennantPark Investment Corp	9
3,083	*	PHH Corp	56
26,484	*	SLM Corp	272
258		Student Loan Corp	10
1,245		TICC Capital Corp	5
360	*	Tree.com, Inc	3
426	*	Triangle Capital Corp	5
876	*	World Acceptance Corp	17

		TOTAL NONDEPOSITORY INSTITUTIONS	3,478

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
1,482		AMCOL International Corp	32
2,151	*	Cardium Therapeutics, Inc	4
1,945		Compass Minerals International, Inc	107
2,908	*	General Moly, Inc	6
66	*	United States Lime & Minerals, Inc	3
6,416		Vulcan Materials Co	277

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	429

OIL AND GAS EXTRACTION - 4.39%
28,289		Anadarko Petroleum Corp	1,284
19,269		Apache Corp	1,391
568		APCO Argentina, Inc	11
546	*	Approach Resources, Inc	4
2,099	*	Arena Resources, Inc	67
2,141		Atlas America, Inc	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,653	*	ATP Oil & Gas Corp	$12
3,326	*	Atwood Oceanics, Inc	83
17,373		Baker Hughes, Inc	633
1,645	*	Basic Energy Services, Inc	11
2,505		Berry Petroleum Co (Class A)	47
2,193	*	Bill Barrett Corp	60
17,165		BJ Services Co	234
4,411	*	Boots & Coots, Inc	6
4,518	*	Brigham Exploration Co	16
1,573	*	Bronco Drilling Co, Inc	7
5,926		Cabot Oil & Gas Corp	182
2,632	*	Cal Dive International, Inc	22
12,199	*	Cameron International Corp	345
1,637	*	Carrizo Oil & Gas, Inc	28
3,135	*	Cheniere Energy, Inc	9
35,462		Chesapeake Energy Corp	703
4,934		Cimarex Energy Co	140
326	*	Clayton Williams Energy, Inc	6
794	*	CNX Gas Corp	21
3,558	*	Complete Production Services, Inc	23
2,751	*	Comstock Resources, Inc	91
4,295	*	Concho Resources, Inc	123
811	*	Contango Oil & Gas Co	34
1,798	*	Continental Resources, Inc	50
247	*	CREDO Petroleum Corp	3
474	*	Dawson Geophysical Co	14
10,625	*	Delta Petroleum Corp	21
14,536	*	Denbury Resources, Inc	214
25,488		Devon Energy Corp	1,389
3,843		Diamond Offshore Drilling, Inc	319
3,212	*	Encore Acquisition Co	99
6,804	*	Endeavour International Corp	9
1,511	*	Energy Recovery, Inc	11
8,035		ENSCO International, Inc	280
14,177		EOG Resources, Inc	963
7,828		Equitable Resources, Inc	273
8,507	*	EXCO Resources, Inc	110
3,734	*	Exterran Holdings, Inc	60
6,046	*	Forest Oil Corp	90
2,157	*	FX Energy, Inc	8
424	*	Geokinetics, Inc	6
422	*	Georesources, Inc	4
6,001	*	Global Industries Ltd	34
1,351	*	GMX Resources, Inc	14
1,342	*	Goodrich Petroleum Corp	33
1,573	*	Gulfport Energy Corp	11
50,871		Halliburton Co	1,053
2,496	*	Harvest Natural Resources, Inc	11
5,489	*	Helix Energy Solutions Group, Inc	60
6,223		Helmerich & Payne, Inc	192
5,316	*	Hercules Offshore, Inc	21
61	*	Isramco, Inc	6
597		Kayne Anderson Energy Development Co	8
7,484	*	Key Energy Services, Inc	43
5,069	*	Mariner Energy, Inc	60
3,025	*	McMoRan Exploration Co	18
16,458	*	Nabors Industries Ltd	256
23,736	*	National Oilwell Varco, Inc	775
7,341	*	Newfield Exploration Co	240
5,171	*	Newpark Resources, Inc	15
9,771		Noble Energy, Inc	576
1,187	*	Northern Oil And Gas, Inc	8
46,581		Occidental Petroleum Corp	3,066
3,256	*	Oceaneering International, Inc	147
9,895	*	Oilsands Quest, Inc	9
447		Panhandle Oil and Gas, Inc (Class A)	9
2,487	*	Parallel Petroleum Corp	5
6,555	*	Parker Drilling Co	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,098		Patterson-UTI Energy, Inc	$117
2,491		Penn Virginia Corp	41
15,852	*	PetroHawk Energy Corp	353
1,000	*	Petroleum Development Corp	16
2,768	*	Petroquest Energy, Inc	10
2,681	*	Pioneer Drilling Co	13
6,686		Pioneer Natural Resources Co	170
6,709	*	Plains Exploration & Production Co	184
940	*	PowerSecure International, Inc	4
9,575	*	Pride International, Inc	240
6,285	*	Quicksilver Resources, Inc	58
8,831		Range Resources Corp	366
989	*	Rex Energy Corp	6
6,543		Rowan Cos, Inc	126
1,462		RPC, Inc	12
68,216		Schlumberger Ltd	3,692
1,221	*	SEACOR Holdings, Inc	92
12,643		Smith International, Inc	326
19,908	*	Southwestern Energy Co	774
3,800		St. Mary Land & Exploration Co	79
1,763	*	Stone Energy Corp	13
3,221	*	Sulphco, Inc	3
4,723	*	Superior Energy Services	82
989	*	Superior Well Services, Inc	6
1,701	*	Swift Energy Co	28
3,388	*	Syntroleum Corp	7
4,475	*	Tetra Technologies, Inc	36
3,048		Tidewater, Inc	131
942		Toreador Resources Corp	6
500	*	Union Drilling, Inc	3
2,592	*	Unit Corp	71
3,680	*	Vaalco Energy, Inc	16
1,213	*	Venoco, Inc	9
1,693		W&T Offshore, Inc	16
3,436	*	Warren Resources, Inc	8
2,765	*	Whiting Petroleum Corp	97
2,395	*	Willbros Group, Inc	30
32,904		XTO Energy, Inc	1,255
680	*	Zion Oil & Gas, Inc	7

		TOTAL OIL AND GAS EXTRACTION	24,755

PAPER AND ALLIED PRODUCTS - 0.46%
5,898		Bemis Co	149
2,317	*	Buckeye Technologies, Inc	10
3,345	*	Cenveo, Inc	14
2,260	*	Domtar Corporation	38
2,970		Glatfelter	26
7,030	*	Graphic Packaging Holding Co	13
1,990		Greif, Inc (Class A)	88
24,643		International Paper Co	374
1,036	*	Kapstone Paper and Packaging Corp	5
23,836		Kimberly-Clark Corp	1,250
9,835		MeadWestvaco Corp	161
1,075		Neenah Paper, Inc	9
266	*	Orchids Paper Products Co	5
5,657		Packaging Corp of America	92
2,293		Rock-Tenn Co (Class A)	88
1,004		Schweitzer-Mauduit International, Inc	27
5,253		Sonoco Products Co	126
6,135		Temple-Inland, Inc	80
2,666		Wausau Paper Corp	18

		TOTAL PAPER AND ALLIED PRODUCTS	2,573

PERSONAL SERVICES - 0.15%
7,099		Cintas Corp	162
1,574	*	Coinstar, Inc	42

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

276		CPI Corp	$5
1,242		G & K Services, Inc (Class A)	26
19,026		H&R Block, Inc	328
2,055		Jackson Hewitt Tax Service, Inc	13
638	*	Mac-Gray Corp	8
2,615		Regis Corp	46
5,024	*	Sally Beauty Holdings, Inc	32
14,711		Service Corp International	81
956	*	Steiner Leisure Ltd	29
864		Unifirst Corp	32
2,092		Weight Watchers International, Inc	54

		TOTAL PERSONAL SERVICES	858

PETROLEUM AND COAL PRODUCTS - 6.13%
783		Alon USA Energy, Inc	8
4,098		Ashland, Inc	115
114,848		Chevron Corp	7,609
84,988		ConocoPhillips	3,575
1,100	*	CVR Energy, Inc	8
683		Delek US Holdings, Inc	6
279,357	c	Exxon Mobil Corp	19,529
5,933		Frontier Oil Corp	78
11,159	*	Gran Tierra Energy, Inc	38
2,769	*	Headwaters, Inc	9
16,403		Hess Corp	882
2,601		Holly Corp	47
40,698		Marathon Oil Corp	1,226
10,867		Murphy Oil Corp	590
610		Quaker Chemical Corp	8
6,984	*	SandRidge Energy, Inc	60
6,379		Sunoco, Inc	148
8,041		Tesoro Corp	102
29,742		Valero Energy Corp	502
1,100		WD-40 Co	32
1,509	*	Western Refining, Inc	11

		TOTAL PETROLEUM AND COAL PRODUCTS	34,583

PIPELINES, EXCEPT NATURAL GAS - 0.11%
36,633		Spectra Energy Corp	620

		TOTAL PIPELINES, EXCEPT NATURAL GAS	620

PRIMARY METAL INDUSTRIES - 0.90%
6,022		AK Steel Holding Corp	116
54,966		Alcoa, Inc	567
5,687		Allegheny Technologies, Inc	199
2,599		Belden CDT, Inc	43
1,200	*	Brush Engineered Materials, Inc	20
2,179		Carpenter Technology Corp	45
2,331	*	Century Aluminum Co	15
4,687	*	CommScope, Inc	123
89,120		Corning, Inc	1,431
840		Encore Wire Corp	18
849	*	Fushi Copperweld, Inc	7
2,897	*	General Cable Corp	109
636	*	General Steel Holdings, Inc	3
1,633		Gibraltar Industries, Inc	11
769	*	Haynes International, Inc	18
2,056	*	Horsehead Holding Corp	15
2,750		Hubbell, Inc (Class B)	88
1,872		Matthews International Corp (Class A)	59
1,459	*	Metalico, Inc	7
2,227		Mueller Industries, Inc	46
625	*	Northwest Pipe Co	22
18,071		Nucor Corp	802
529		Olympic Steel, Inc	13
7,882		Precision Castparts Corp	576

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,496	*	RTI International Metals, Inc	$26
1,268		Schnitzer Steel Industries, Inc (Class A)	67
10,117		Steel Dynamics, Inc	149
1,393		Texas Industries, Inc	44
5,118		Titanium Metals Corp	47
1,864		Tredegar Corp	25
8,037		United States Steel Corp	287
400	*	Universal Stainless & Alloy	7
2,636	*	Uranium Energy Corp	8
3,596		Worthington Industries, Inc	46

		TOTAL PRIMARY METAL INDUSTRIES	5,059

PRINTING AND PUBLISHING - 0.31%
2,726	*	ACCO Brands Corp	8
2,371		American Greetings Corp (Class A)	28
5,182		Belo (A.H.) Corp (Class A)	9
1,725		Bowne & Co, Inc	11
1,173	*	China Information Security Technology, Inc	3
594	*	Consolidated Graphics, Inc	10
594		Courier Corp	9
269		CSS Industries, Inc	5
1,664	*	Dolan Media Co	21
3,040		Dun & Bradstreet Corp	248
1,693		Ennis, Inc	21
1,802		EW Scripps Co (Class A)	4
13,154		Gannett Co, Inc	47
2,433		Harte-Hanks, Inc	23
2,075		John Wiley & Sons, Inc (Class A)	69
2,807		Journal Communications, Inc (Class A)	3
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	5
18,134		McGraw-Hill Cos, Inc	546
2,056		Meredith Corp	53
5,567	*	MSCI, Inc (Class A)	136
514		Multi-Color Corp	6
6,031		New York Times Co (Class A)	33
945	*	Playboy Enterprises, Inc (Class B)	2
1,637		Primedia, Inc	3
11,854		R.R. Donnelley & Sons Co	139
977		Schawk, Inc (Class A)	7
1,378		Scholastic Corp	27
1,179		Standard Register Co	4
3,018	*	Valassis Communications, Inc	18
2,519	*	VistaPrint Ltd	107
329		Washington Post Co (Class B)	116

		TOTAL PRINTING AND PUBLISHING	1,721

RAILROAD TRANSPORTATION - 0.76%
15,103		Burlington Northern Santa Fe Corp	1,111
22,465		CSX Corp	778
1,841	*	Genesee & Wyoming, Inc (Class A)	49
4,849	*	Kansas City Southern Industries, Inc	78
21,040		Norfolk Southern Corp	793
28,904		Union Pacific Corp	1,504

		TOTAL RAILROAD TRANSPORTATION	4,313

REAL ESTATE - 0.08%
12,413	*	CB Richard Ellis Group, Inc (Class A)	116
1,496	*	China Housing & Land Development, Inc	9
378		Consolidated-Tomoka Land Co	13
1,553		DuPont Fabros Technology, Inc	15
5,952		Forest City Enterprises, Inc (Class A)	39
2,159	*	Forestar Real Estate Group, Inc	26
1,906		Jones Lang LaSalle, Inc	62
1,663	*	LoopNet, Inc	13
699	*	Reading International, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,424	*	St. Joe Co	$144
4,084		Stewart Enterprises, Inc (Class A)	20

		TOTAL REAL ESTATE	460

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.15%
1,547		A. Schulman, Inc	23
449	*	AEP Industries, Inc	12
3,774		Cooper Tire & Rubber Co	37
781	*	Deckers Outdoor Corp	55
13,460	*	Goodyear Tire & Rubber Co	152
881	*	Metabolix, Inc	7
15,987		Newell Rubbermaid, Inc	167
8,412		Sealed Air Corp	155
1,985	*	Skechers U.S.A., Inc (Class A)	19
2,188		Spartech Corp	20
1,848		Titan International, Inc	14
714	*	Trex Co, Inc	10
3,650		Tupperware Corp	95
2,061		West Pharmaceutical Services, Inc	72

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	838

SECURITY AND COMMODITY BROKERS - 2.51%
12,727		Ameriprise Financial, Inc	309
1,121		BlackRock, Inc	197
1,845	*	Broadpoint Securities Group, Inc	10
8,286		Broadridge Financial Solutions, Inc	137
1,288		Calamos Asset Management, Inc (Class A)	18
54,106		Charles Schwab Corp	949
3,815		CME Group, Inc	1,188
1,086		Cohen & Steers, Inc	16
118		Diamond Hill Investment Group, Inc	5
800		Duff & Phelps Corp	14
25,192	*	E*Trade Financial Corp	32
6,496		Eaton Vance Corp	174
737		Epoch Holding Corp	6
528		Evercore Partners, Inc (Class A)	10
1,478	*	FBR Capital Markets Corp	7
1,364	*	FCStone Group, Inc	5
5,287		Federated Investors, Inc (Class B)	127
973		Fifth Street Finance Corp	10
8,750		Franklin Resources, Inc	630
448		GAMCO Investors, Inc (Class A)	22
3,928		GFI Group, Inc	26
28,769		Goldman Sachs Group, Inc	4,243
1,134		Greenhill & Co, Inc	82
2,464	*	Interactive Brokers Group, Inc (Class A)	38
4,158	*	IntercontinentalExchange, Inc	475
23,388		Invesco Ltd	417
2,642	*	Investment Technology Group, Inc	54
9,425		Janus Capital Group, Inc	107
6,767	*	Jefferies Group, Inc	144
822		JMP Group, Inc	6
1,881	*	KBW, Inc	54
5,354	*	Knight Capital Group, Inc (Class A)	91
3,465	*	LaBranche & Co, Inc	15
4,456		Lazard Ltd (Class A)	120
8,138		Legg Mason, Inc	198
1,518	*	MarketAxess Holdings, Inc	14
5,600	*	MF Global Ltd	33
72,650		Morgan Stanley	2,072
980	*	Morningstar, Inc	40
7,620	*	Nasdaq Stock Market, Inc	162
14,999		NYSE Euronext	409
404		Oppenheimer Holdings, Inc	9
2,681		optionsXpress Holdings, Inc	42
879	*	Penson Worldwide, Inc	8
1,153	*	Piper Jaffray Cos	50
5,630		Raymond James Financial, Inc	97

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

870		Sanders Morris Harris Group, Inc	$5
7,317		SEI Investments Co	132
1,504	*	Stifel Financial Corp	72
1,726		SWS Group, Inc	24
14,758		T Rowe Price Group, Inc	615
14,548	*	TD Ameritrade Holding Corp	255
7	*,m	Teton Advisors, Inc	—	^
1,322	*	Thomas Weisel Partners Group, Inc	8
702		US Global Investors, Inc (Class A)	7
98		Value Line, Inc	3
5,130		Waddell & Reed Financial, Inc (Class A)	135
322		Westwood Holdings Group, Inc	13

		TOTAL SECURITY AND COMMODITY BROKERS	14,141

SOCIAL SERVICES - 0.00%**
1,396	*	Capital Senior Living Corp	6
617	*	Providence Service Corp	7
1,211	*	Res-Care, Inc	18

		TOTAL SOCIAL SERVICES	31

SPECIAL TRADE CONTRACTORS - 0.10%
246		Alico, Inc	7
1,763	*	AsiaInfo Holdings, Inc	30
1,154		Chemed Corp	45
2,642		Comfort Systems USA, Inc	27
2,490	*	Dycom Industries, Inc	28
3,912	*	EMCOR Group, Inc	78
1,981	*	Insituform Technologies, Inc (Class A)	34
797	*	Integrated Electrical Services, Inc	6
1,155	*	Layne Christensen Co	24
11,146	*	Quanta Services, Inc	258

		TOTAL SPECIAL TRADE CONTRACTORS	537

STONE, CLAY, AND GLASS PRODUCTS - 0.57%
39,879		3M Co	2,397
1,848		Apogee Enterprises, Inc	23
1,041	*	Cabot Microelectronics Corp	29
1,232		CARBO Ceramics, Inc	42
2,603		Eagle Materials, Inc	66
8,032		Gentex Corp	93
2,473		Martin Marietta Materials, Inc	195
4,633	*	Owens Corning, Inc	59
9,677	*	Owens-Illinois, Inc	271
2,151	*	US Concrete, Inc	4
2,551	*	USG Corp	26

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,205

TEXTILE MILL PRODUCTS - 0.03%
1,703		Albany International Corp (Class A)	19
3,257		Interface, Inc (Class A)	20
3,206	*	Mohawk Industries, Inc	115
874		Oxford Industries, Inc	10

		TOTAL TEXTILE MILL PRODUCTS	164

TOBACCO PRODUCTS - 1.39%
118,551		Altria Group, Inc	1,943
8,648		Fortune Brands, Inc	300
9,780		Lorillard, Inc	663
112,450		Philip Morris International, Inc	4,906

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,060		Universal Corp	$35
1,125		Vector Group Ltd	16

		TOTAL TOBACCO PRODUCTS	7,863

TRANSPORTATION BY AIR - 0.36%
677	*	Air Methods Corp	19
3,234	*	Air Transport Services Group, Inc	8
6,646	*	Airtran Holdings, Inc	41
2,285	*	Alaska Air Group, Inc	42
804	*	Allegiant Travel Co	32
16,224	*	AMR Corp	65
809	*	Atlas Air Worldwide Holdings, Inc	18
1,579	*	Bristow Group, Inc	47
6,782	*	Continental Airlines, Inc (Class B)	60
1,785		Copa Holdings S.A. (Class A)	73
43,562	*	Delta Air Lines, Inc	252
17,588		FedEx Corp	979
2,405	*	Hawaiian Holdings, Inc	14
12,519	*	JetBlue Airways Corp	53
882	*	PHI, Inc	15
2,007	*	Republic Airways Holdings, Inc	13
2,935		Skywest, Inc	30
43,160		Southwest Airlines Co	291
7,781		UAL Corp	25
7,520	*	US Airways Group, Inc	18

		TOTAL TRANSPORTATION BY AIR	2,095

TRANSPORTATION EQUIPMENT - 2.22%
1,197		A.O. Smith Corp	39
2,061	*	AAR Corp	33
685	*	Aerovironment, Inc	21
2,719		American Axle & Manufacturing Holdings, Inc	9
569		American Railcar Industries, Inc	5
1,306	*	Amerigon, Inc (Class A)	8
4,699		ArvinMeritor, Inc	21
1,245	*	ATC Technology Corp	18
4,971		Autoliv, Inc	143
5,637	*	BE Aerospace, Inc	81
41,694		Boeing Co	1,772
5,519		Brunswick Corp	24
3,028		Clarcor, Inc	88
940	*	Cogo Group, Inc	6
5,941	*	Dana Holding Corp	8
466	*	Dorman Products, Inc	6
636		Ducommun, Inc	12
996	*	Federal Mogul Corp (Class A)	9
3,085		Federal Signal Corp	24
4,014	*	Force Protection, Inc	35
178,565	*	Ford Motor Co	1,083
809		Freightcar America, Inc	14
735	*	Fuel Systems Solutions, Inc	15
3,656	*	GenCorp, Inc	7
19,902		General Dynamics Corp	1,102
516	*	GenTek, Inc	12
9,112		Genuine Parts Co	306
6,790		Goodrich Corp	339
869		Greenbrier Cos, Inc	6
1,483		Group 1 Automotive, Inc	39
13,077		Harley-Davidson, Inc	212
4,726		Harsco Corp	134
1,232		Heico Corp	45
42,724		Honeywell International, Inc	1,342
1,612		Kaman Corp	27
1,411	*	Lear Corp	1
533	*	LMI Aerospace, Inc	5
18,341		Lockheed Martin Corp	1,479
300	*	Miller Industries, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,502	*	Navistar International Corp	$153
3,448	*	Orbital Sciences Corp	52
3,992		Oshkosh Truck Corp	58
20,871		Paccar, Inc	679
1,834		Polaris Industries, Inc	59
196		Portec Rail Products, Inc	2
1,983		Spartan Motors, Inc	22
6,221	*	Spirit Aerosystems Holdings, Inc (Class A)	85
633	*	Standard Motor Products, Inc	5
1,472		Superior Industries International, Inc	21
2,719	*	Tenneco, Inc	29
2,119		Thor Industries, Inc	39
187	*	Todd Shipyards Corp	3
2,021	*	TransDigm Group, Inc	73
4,541		Trinity Industries, Inc	62
984		Triumph Group, Inc	39
2,648	*	TRW Automotive Holdings Corp	30
48,034		United Technologies Corp	2,495
2,827		Westinghouse Air Brake Technologies Corp	91
1,944		Winnebago Industries, Inc	14
817	*	Wonder Auto Technology, Inc	8

		TOTAL TRANSPORTATION EQUIPMENT	12,552

TRANSPORTATION SERVICES - 0.21%
1,330		Ambassadors Group, Inc	18
9,711		CH Robinson Worldwide, Inc	506
783	*	Dynamex, Inc	12
12,198		Expeditors International Washington, Inc	407
2,753		GATX Corp	71
2,332	*	Hub Group, Inc (Class A)	48
2,163	*	Interval Leisure Group, Inc	20
2,500	*	Orbitz Worldwide, Inc	5
2,338		Pacer International, Inc	5
590	*	Universal Travel Group	7
6,068		UTI Worldwide, Inc	69

		TOTAL TRANSPORTATION SERVICES	1,168

TRUCKING AND WAREHOUSING - 0.46%
1,500		Arkansas Best Corp	39
1,483	*	Celadon Group, Inc	12
2,504		Con-way, Inc	88
1,921		Forward Air Corp	41
3,489		Heartland Express, Inc	51
4,893		J.B. Hunt Transport Services, Inc	149
3,148		Landstar System, Inc	113
952	*	Marten Transport Ltd	20
1,717	*	Old Dominion Freight Line	58
103	*	Patriot Transportation Holding, Inc	8
900	*	Saia, Inc	16
39,284		United Parcel Service, Inc (Class B)	1,965
200		Universal Truckload Services, Inc	3
429	*	USA Truck, Inc	6
2,010		Werner Enterprises, Inc	36
3,415	*	YRC Worldwide, Inc	6

		TOTAL TRUCKING AND WAREHOUSING	2,611

WATER TRANSPORTATION - 0.25%
2,122		Alexander & Baldwin, Inc	50
694	*	American Commercial Lines, Inc	11
25,204		Carnival Corp	649
2,362		DHT Maritime, Inc	12
2,567		Eagle Bulk Shipping, Inc	12
2,983		Frontline Ltd	73
1,322		Genco Shipping & Trading Ltd	29
2,956		General Maritime Corp	29
2,142		Golar LNG Ltd	18
1,244	*	Gulfmark Offshore, Inc	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,063		Horizon Lines, Inc (Class A)	$8
1,509	*	Hornbeck Offshore Services, Inc	32
357		International Shipholding Corp	10
3,228	*	Kirby Corp	103
1,036		Knightsbridge Tankers Ltd	14
2,356		Nordic American Tanker Shipping	75
2,450	*	Odyssey Marine Exploration, Inc	4
1,191		Overseas Shipholding Group, Inc	41
7,527		Royal Caribbean Cruises Ltd	102
2,365		Ship Finance International Ltd	26
400	*	TBS International Ltd (Class A)	3
2,428		Teekay Corp	51
800		Teekay Tankers Ltd (Class A)	7
931	*	Ultrapetrol Bahamas Ltd	4

		TOTAL WATER TRANSPORTATION	1,397

WHOLESALE TRADE-DURABLE GOODS - 0.38%
1,334		Agilysys, Inc	6
2,206		Applied Industrial Technologies, Inc	43
6,511	*	Arrow Electronics, Inc	138
2,819		Barnes Group, Inc	34
2,807	*	Beacon Roofing Supply, Inc	41
6,738		BorgWarner, Inc	230
1,087		Castle (A.M.) & Co	13
671	*	Chindex International, Inc	8
1,671	*	Conceptus, Inc	28
1,204	*	DemandTec, Inc	11
1,490	*	Digi International, Inc	15
1,195	*	Drew Industries, Inc	15
292		Eastern Co	5
1,438	*	Hansen Medical, Inc	7
800		Houston Wire & Cable Co	10
9,316	*	Ingram Micro, Inc (Class A)	162
2,496	*	Insight Enterprises, Inc	24
1,758	*	Interline Brands, Inc	24
3,018		Knight Transportation, Inc	50
300		Lawson Products, Inc	4
8,123	*	LKQ Corp	134
2,043	*	MedAssets, Inc	40
1,413	*	Merge Healthcare, Inc	6
620	*	MWI Veterinary Supply, Inc	22
2,152		Owens & Minor, Inc	94
6,003	*	Patterson Cos, Inc	131
2,583		PEP Boys - Manny Moe & Jack	26
3,009		Pool Corp	50
3,039	*	PSS World Medical, Inc	56
3,664		Reliance Steel & Aluminum Co	141
3,802	*	Solera Holdings, Inc	96
511	*	Sport Supply Group, Inc	4
2,618	*	Tech Data Corp	86
433	*	Titan Machinery, Inc	5
2,452	*	TomoTherapy, Inc	7
2,146	*	Tyler Technologies, Inc	34
3,621		W.W. Grainger, Inc	296
2,519	*	WESCO International, Inc	63
640	*	West Marine, Inc	3

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,162

WHOLESALE TRADE-NONDURABLE GOODS - 0.62%
1,483		Aceto Corp	10
4,761		Airgas, Inc	193
2,860	*	Akorn, Inc	3
5,454	*	Alliance One International, Inc	21
3,940		Allscripts Healthcare Solutions, Inc	62
962		Andersons, Inc	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

3,641	*	Bare Escentuals, Inc			$32
2,298	*	BioScrip, Inc			14
1,671	*	BMP Sunstone Corp			8
5,333		Brown-Forman Corp (Class B)			229
20,205		Cardinal Health, Inc			617
2,480	*	Central European Distribution Corp			66
712	*	Clearwater Paper Corp			18
638	*	Core-Mark Holding Co, Inc			17
1	*	CPEX Pharmaceuticals, Inc			—	^
9,986	*	Dean Foods Co			192
6,595	*	Endo Pharmaceuticals Holdings, Inc			118
2,503	*	Fresh Del Monte Produce, Inc			41
1,678	*	Green Mountain Coffee Roasters, Inc			99
2,432	*	Hain Celestial Group, Inc			38
5,317	*	Henry Schein, Inc			255
3,687		Herbalife Ltd			116
500		Kenneth Cole Productions, Inc (Class A)			4
1,430		K-Swiss, Inc (Class A)			12
901	*	LSB Industries, Inc			15
2,734		Men’s Wearhouse, Inc			52
1,570		Myers Industries, Inc			13
785		Nash Finch Co			21
3,049		Nu Skin Enterprises, Inc (Class A)			47
804	*	Perry Ellis International, Inc			6
913	*	School Specialty, Inc			18
1,382		Spartan Stores, Inc			17
626	*	Synutra International, Inc			7
34,194		Sysco Corp			769
5,551		Terra Industries, Inc			134
1,886	*	Tractor Supply Co			77
2,582	*	United Natural Foods, Inc			68
1,202	*	United Stationers, Inc			42
423		Valhi, Inc			3
849	*	Volcom, Inc			11
1,325		Zep, Inc			16
1,070	*	Zhongpin, Inc			11

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			3,521

		TOTAL COMMON STOCKS (Cost $579,080)			563,591

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.02%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.01%
$52,000		Federal National Mortgage Association (FNMA)	0.000%	08/10/09	52

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			52

U.S. TREASURY BILLS - 0.01%
80,000		United States Treasury Bill	0.000	09/03/09	80

		TOTAL U.S. TREASURY BILLS			80

		TOTAL SHORT-TERM INVESTMENTS (Cost $132)			132

		TOTAL PORTFOLIO - 99.94% (Cost $579,212)			563,723
		OTHER ASSETS AND LIABILITIES, NET - 0.06%			347

		NET ASSETS - 100.00%			$564,070

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

*	Non-income producing

**	Percentage represents less than 0.01%.

^	Amount represents less than $1,000.

c	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open future contracts in the amount of $9,018.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: August 24, 2009	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 24, 2009	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: August 24, 2009	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12.	Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer